   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 14, 1998

                                                SECURITIES ACT FILE NO. 333-
                                        INVESTMENT COMPANY ACT FILE NO. 811-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                          POST-EFFECTIVE AMENDMENT NO.                       [ ]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                 AMENDMENT NO.                               [ ]
                        (Check appropriate box or boxes)
                            ------------------------
                     MERCURY V.I. PAN-EUROPEAN GROWTH FUND
                  of Mercury Asset Management V.I. Funds, Inc.
               (Exact name of Registrant as specified in charter)

              800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 763-2260

                                JEFFREY M. PEEK
                                 P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011
                    (Name and Address of Agent for Service)

                                   Copies to:

Counsel for the Fund:
JOEL H. GOLDBERG, Esq.                               and  LORRAINE D. MANDEL, Esq.
Swidler Berlin Shereff Friedman, LLP                      P.O. Box 9011
919 Third Avenue                                          Princeton, New Jersey 08543-9011
New York, New York 10022

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.
                            ------------------------

    It is proposed that this filing will become effective
       [ ] immediately upon filing pursuant to paragraph (b)
       [ ] on (date) pursuant to paragraph (b)
       [ ] 60 days after filing pursuant to paragraph (a)(1)
       [ ] on (date) pursuant to paragraph (a)(1)
       [ ] 75 days after filing pursuant to paragraph (a)(2)
       [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

    If appropriate, check the following box:

        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mercury V.I. Pan-European Growth Fund
                OF MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.

                PROSPECTUS -        , 1999

                [MERRILL LYNCH ARTWORK]

                THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD
                KNOW BEFORE INVESTING, INCLUDING INFORMATION
                ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST
                AND KEEP IT FOR FUTURE REFERENCE.

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                APPROVED OR DISAPPROVED THESE SECURITIES OR
                PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
                REPRESENTATION TO THE CONTRARY IS A
                CRIMINAL OFFENSE.


                                                 [MERCURY ASSET MANAGEMENT LOGO]

Table of Contents

                                                              PAGE

[FUND FACTS ICON]

FUND FACTS
------------------------------------------------------------------
About the Mercury V.I. Pan-European Growth Fund.............     2

[ABOUT THE DETAILS ICON]

ABOUT THE DETAILS
------------------------------------------------------------------
How the Pan-European Growth Fund Invests....................     4
Investment Risks............................................     5
Adviser's Historical Performance Data -- Class A............     9
Adviser's Historical Performance Data -- Class B............    14

[THE MANAGEMENT TEAM ICON]

THE MANAGEMENT TEAM
------------------------------------------------------------------
Management of the Pan-European Growth Fund..................    19

APPENDIX
------------------------------------------------------------------

[ACCOUNT CHOICES ICON]

ACCOUNT CHOICES
------------------------------------------------------------------
Fund Shares.................................................   A-2
How to Buy and Sell Shares..................................   A-2
How Shares are Priced.......................................   A-2
Dividends, Capital Gains and Taxes..........................   A-3

[TO LEARN MORE ICON]

TO LEARN MORE
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


MERCURY V.I. PAN-EUROPEAN GROWTH FUND

[FUND FACTS ICON] Fund Facts

IN AN EFFORT TO HELP YOU BETTER UNDERSTAND THE MANY CONCEPTS INVOLVED IN MAKING AN INVESTMENT DECISION, WE HAVE DEFINED THE HIGHLIGHTED TERMS IN THIS PROSPECTUS IN THE SIDEBAR.

COMMON STOCK -- units of ownership of a corporation.

PREFERRED STOCK -- class of capital stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.

CONVERTIBLE SECURITIES -- corporate securities (usually preferred stock or bonds) that are exchangeable for a fixed number of other securities (usually common stock) at a set price or formula.

ABOUT THE MERCURY V.I. PAN-EUROPEAN GROWTH FUND
--------------------------------------------------------------------------------

WHAT ARE THE PAN-EUROPEAN GROWTH FUND'S GOALS?

The Pan-European Growth Fund's main goal is long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in Europe. In other words, it tries to choose investments located in Europe that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. We cannot guarantee that the Pan-European Growth Fund will achieve its goals.

WHAT ARE THE PAN-EUROPEAN GROWTH FUND'S MAIN INVESTMENT STRATEGIES?

The Pan-European Growth Fund invests primarily in stocks of companies located in European countries that Fund management believes are undervalued or have good prospects for earnings growth. A company's stock is considered to be undervalued by the Pan-European Growth Fund's management when its price is less than what the Fund management believes it is worth. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than companies with slower earnings growth. The Pan-European Growth Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. The Pan-European Growth Fund may purchase COMMON STOCK, PREFERRED STOCK, and CONVERTIBLE SECURITIES and other instruments. The Pan-European Growth Fund may invest in securities issued by companies of all sizes, but will focus mainly on medium and large companies.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PAN-EUROPEAN GROWTH FUND?

As with any equity fund, the value of the Pan-European Growth Fund's investments, and therefore the value of the Pan-European Growth Fund's shares, may go up or down. These value changes in the Pan-European Growth Fund's investments may occur because a particular stock market is rising or falling. At other times, specific factors may affect the value of a particular investment. The Pan-European Growth Fund is also subject to the risk that the stocks the Fund's adviser selects will underperform the markets or other funds with similar investment objectives and investment strategies. If the value of the Pan-European Growth Fund's investments goes down, you may lose money.


2                                          MERCURY V.I. PAN-EUROPEAN GROWTH FUND

[FUND FACTS ICON] Fund Facts

CONTRACT -- The Pan-European Growth Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Pan-European Growth Fund as an investment option. The contact owner does not become a Pan-European Growth Fund shareholder.

In addition, because the Pan-European Growth Fund will invest most of its assets in non-U.S. securities, the Pan-European Growth Fund will be subject to additional risks. For example, the Fund's securities may go up or down in value depending on foreign exchange rates, U.S. and foreign political and economic developments and U.S. and foreign laws relating to foreign investment. Non-U.S. securities may also be less liquid, more volatile and harder to value than U.S. securities. These risks are heightened when the issuer of the securities is in a country with an emerging capital market.

WHO SHOULD INVEST?

The Pan-European Growth Fund may be an appropriate investment to fund a portion of a CONTRACT owned by contract owners who:

      - Have long-term goals in mind.
      - Can tolerate the increased price volatility and currency fluctuations associated with investments in non-U.S. securities.
      - Want a professionally managed and diversified portfolio.
      - Are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns.
      - Want to complement their U.S. holdings through European equity investments.

MERCURY V.I. PAN-EUROPEAN GROWTH FUND                                          3

[ABOUT THE DETAILS ICON] About the Details

ABOUT THE PORTFOLIO MANAGEMENT TEAM -- The Pan-European Growth Fund is managed by members of a team of 26 investment professionals who participate in the team's research process and stock selection. The senior investment professionals in this group include Simon Flood, Samuel Joab, Michel Legros, Andreas Utermann, and Charlotte Winther. Andreas Utermann is primarily responsible for the day-to-day management of the Fund.

ABOUT THE INVESTMENT ADVISER -- Mercury Asset Management International Ltd. is the investment adviser.

HOW THE PAN-EUROPEAN GROWTH FUND INVESTS
--------------------------------------------------------------------------------

The Pan-European Growth Fund's main goal is long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in Europe. In selecting securities, the Pan-European Growth Fund emphasizes those securities that Pan-European Growth Fund management believes to be undervalued or have good prospects for earnings growth.

The Pan-European Growth Fund will, under normal circumstances, invest at least 80% of its total assets in equity securities of companies located in Europe. Equity securities consist of:

      - Common Stock
      - Preferred Stock
      - Securities Convertible into Common Stock
      - Derivative securities, such as options (including warrants) and futures, the value of which is based on a common stock or group of common stocks

The Pan-European Growth Fund considers a company to be "located" in the country where:

      - it is legally organized,
      - the primary trading market for its securities is located, or
      - at least 50% of the company's (and its subsidiaries) non-current assets, capitalization, gross revenues or profits have been located during one of the last two fiscal years.

A company's stock is considered undervalued when the stock's current price is less than what the Pan-European Growth Fund management believes a share of the company is worth. Pan-European Growth Fund management feels a company's worth can be assessed by several factors such as:

      - financial resources
      - value of assets
      - sales and earnings growth
      - product development
      - quality of management
      - overall business prospects

A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than companies with slower earnings growth. The Pan-European Growth Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

The Pan-European Growth Fund will invest primarily in securities of companies located in developed European countries, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

4                                          MERCURY V.I. PAN-EUROPEAN GROWTH FUND

[ABOUT THE DETAILS ICON] About the Details

The Pan-European Growth Fund may also invest in securities of companies located in developing European countries, including Bulgaria, the Czech Republic, Hungary, Poland, Romania, Slovakia, and the states which formerly comprised Yugoslavia and the Soviet Union. The Pan-European Growth Fund does not allocate investments based on its analysis of the overall prospects for a particular European country. The Pan-European Growth Fund may invest in debt securities that are issued together with a particular equity security. The Pan-European Growth Fund may or may not invest in derivatives to hedge (protect against price movements) or to enable it to reallocate its investments more quickly than it could by buying and selling the underlying securities.

The Pan-European Growth Fund may invest in companies of any size, but tends to focus on medium and large companies. The Pan-European Growth Fund has no stated minimum holding period for investments, and will buy or sell securities whenever the Pan-European Growth Fund management sees an appropriate opportunity.

The Pan-European Growth Fund will normally invest almost all of its assets in the manner described above. The Pan-European Growth Fund may, however, invest in short-term instruments, such as money market securities and repurchase agreements, to meet redemptions. The Pan-European Growth Fund may also, without limit, make short-term investments, purchase high quality bonds or buy or sell derivatives, to reduce exposure to equity securities when the Pan-European Growth Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of Pan-European Growth Fund shares and the Pan-European Growth Fund may therefore not achieve its investment objective.

The Pan-European Growth Fund may use many different investment strategies in seeking its investment objectives and it has certain investment restrictions. These strategies and certain of the restrictions and policies governing the Pan-European Growth Fund's investments are explained in the Pan-European Growth Fund's Statement of Additional Information. If you would like to learn more about how the Pan-European Growth Fund may invest, request the Statement of Additional Information.

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Pan-European Growth Fund.

As with any mutual fund, there can be no guarantee that the Pan-European Growth Fund will meet its goals, or that the Pan-European Growth Fund's performance will be positive over any period of time.

The Pan-European Growth Fund is subject to three principal risks: market risk, selection risk and foreign investment risk. Market risk is the risk that the equity markets will go down in value, including the possibility that the equity markets will go down sharply and unpredictably. Selection risk is the risk that the stocks that the Pan-European Growth Fund's adviser selects will underperform the markets or other funds with similar investment objectives and investment strategies. Foreign investment risk is the risk that the Pan-European Growth

MERCURY V.I. PAN-EUROPEAN GROWTH FUND                                          5

[ABOUT THE DETAILS ICON] About the Details

Fund's investments in non-U.S. securities may go up or down in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to non-U.S. investment. In addition to these risks, certain investment techniques that the Pan-European Growth Fund may use entail other risks.

LIQUIDITY, INFORMATION AND VALUATION RISKS

Certain securities, including securities of companies in countries with emerging capital markets, securities of small companies and "restricted securities," may be illiquid or volatile, making it difficult or impossible to sell them at the time and at the price that the Pan-European Growth Fund would like. Restricted securities have contractual or legal restrictions on their resale and include "private placement" securities that the Pan-European Growth Fund may buy directly from the issuer. Also, important information about these companies, securities or the markets in which they trade, may be inaccurate or unavailable. It may be difficult to value accurately these types of securities. Certain derivatives may be subject to these risks as well.

EUROPEAN ECONOMIC AND MONETARY UNION (EMU)

Certain European countries have agreed to enter into EMU, in an effort to, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these countries. Among other things, EMU establishes a single common European currency (the "euro") that will be introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Upon introduction of the euro, certain securities (beginning with government and corporate bonds) will be redenominated in the euro, and, thereafter, will be listed, trade and make dividend and other payments only in euros. [TO BE UPDATED BY AMENDMENT.] Although EMU is generally expected to have a beneficial effect, it could negatively affect the Pan-European Growth Fund in a number of situations, including as follows:

      - If the euro, or EMU as a whole, does not take effect as planned, the Pan-European Growth Fund's investments could be adversely affected. For example, sharp currency fluctuations, exchange rate volatility, and other disruptions of the markets could occur.

      - Withdrawal from EMU by a participating country could also have a negative effect on the Pan-European Growth Fund's investments, for example if securities redenominated in euros are transferred back into that country's national currency.

      - Computer, accounting, and trading systems must be capable of recognizing the euro as a distinct currency. Like other investment companies and business organizations, the Pan-European Growth Fund could be adversely affected if the systems used by the investment adviser, the Pan-European Growth Fund's other service providers, or entities with which the Fund or its service providers do business do not properly address this issue prior to euro conversion over the first weekend of 1999 (January 1

6                                          MERCURY V.I. PAN-EUROPEAN GROWTH FUND

[ABOUT THE DETAILS ICON] About the Details

        through January 3). These issues may negatively affect the operations of the companies the Pan-European Growth Fund invests in as well.

OTHER FOREIGN SECURITY RISKS

      - The value of the Pan-European Growth Fund's non-U.S. holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

      - The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

      - The Pan-European Growth Fund's non-U.S. securities holdings may be adversely affected by foreign government action.

      - International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect the Pan-European Growth Fund's non-U.S. holdings.

      - The Pan-European Growth Fund may be able to invest in certain small non-U.S. markets only by investing in another fund that in turn invests in those markets. It may cost the Pan-European Growth Fund more to buy shares of these funds than it would to buy the non-U.S. securities directly.

      - The foregoing risks are heightened when the investment is made in a country that has an emerging capital market. The development of a capital market depends on a number of factors, including a country's success in making political, economic and social reforms. If a country were to discontinue its process of reform, or experience other destabilizing events, the Pan-European Growth Fund's investments could be adversely affected. In addition, because of the small size of the capital market in a country with an emerging capital market or governmental restrictions on foreign investment, there may be fewer investment opportunities available to the Pan-European Growth Fund than in more developed markets. This could limit the Pan-European Growth Fund's ability to diversify its holdings among issuers, industries and countries.

      - If the Pan-European Growth Fund purchases a bond issued by a foreign government, the government may be unwilling or unable to make payments when due. There may be no formal bankruptcy proceeding by which the Pan-European Growth Fund would be able to collect amounts owed by a foreign government.

      - Non-U.S. markets have different clearance and settlement procedures, and in certain markets settlements may be unable to keep pace with the volume of securities transactions which may cause delays. This means that the Pan-European Growth Fund's assets may be uninvested and not earning returns. The Pan-European Growth Fund may miss investment opportunities or be unable to dispose of a security because of these delays.


MERCURY V.I. PAN-EUROPEAN GROWTH FUND                                          7

[ABOUT THE DETAILS ICON] About the Details

BORROWING AND LEVERAGE

The use of borrowing can create leverage. Leverage increases the Pan-European Growth Fund's exposure to risk by increasing its total investments. If the Pan-European Growth Fund borrows money to make more investments than it otherwise could or to meet redemptions, and the Pan-European Growth Fund's investments go down in value, the Pan-European Growth Fund's losses will be magnified. Borrowing will cost the Pan-European Growth Fund interest and other fees.

Certain securities that the Pan-European Growth Fund buys may create leverage, including, for example, derivative securities. Like borrowing, these investments may increase the Pan-European Growth Fund's exposure to risk.

DERIVATIVES

The Pan-European Growth Fund may also use instruments referred to as "Derivatives." Derivatives are financial instruments whose value is derived from another security, a commodity (such as gold or oil) or an index (a measure of value or rates, such as the S&P 500 or the prime lending rate). Derivatives can allow the Pan-European Growth Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. Derivatives, however, are volatile and involve significant risks, including many of the risks described above. Derivatives may not always be available or cost efficient. If the Pan-European Growth Fund invests in derivatives the investments may not be effective as a hedge against price movements and can limit potential for growth in Pan-European Growth Fund share value. Other risks include:

      - Credit risk -- the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Pan-European Growth Fund.

      - Currency risk -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      - Leverage risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      - Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

      - Index risk -- If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Pan-European Growth Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Pan-European Growth Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase

 8                                         MERCURY V.I. PAN-EUROPEAN GROWTH FUND

[ABOUT THE DETAILS ICON] About the Details

                or decrease in value at a rate that is a multiple of the changes in the applicable index.

The Pan-European Growth Fund may use the following types of derivative instruments:

      - Futures -- exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures may involve leverage risk and currency risk.

      - Forwards -- private contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Forwards involve credit risk and leverage risk, and may involve currency risk.

      - Options -- exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options may involve leverage risk. Private options also involve credit risk and liquidity risk. Options may also involve currency risk.

CONVERTIBLE SECURITIES

Convertible securities, including bonds and preferred stock, are convertible into common stock. As a result of the conversion feature, the interest or dividend rate on a convertible security is generally less than would be the case if the security were not convertible. The value of a convertible security will be affected both by its stated interest or dividend rate and the value of the underlying common stock. Therefore, its value will be affected by the factors that affect both debt securities (such as interest rates) and equity securities (such as stock market movements generally). Some convertible securities might require the Pan-European Growth Fund to sell the securities back to the issuer or a third party at a time that is disadvantageous to the Pan-European Growth Fund.

DEBT SECURITIES

Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter term securities.

ADVISER'S HISTORICAL PERFORMANCE DATA -- CLASS A
--------------------------------------------------------------------------------

The following tables present historical performance data for all accounts that have been managed by the investment adviser or another Mercury investment adviser and that have substantially similar (although not necessarily identical)

MERCURY V.I. PAN-EUROPEAN GROWTH FUND                                          9

[ABOUT THE DETAILS LOGO] About the Details

objectives and policies to the Pan-European Growth Fund's. These accounts have been managed using investment styles and strategies substantially similar to those to be used in managing the Pan-European Growth Fund. THESE FIGURES DO NOT REPRESENT THE PERFORMANCE OF THE PAN-EUROPEAN GROWTH FUND OR OF A PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT THAT FUNDS YOUR CONTRACT. The Pan-European Growth Fund is newly organized and does not yet have a performance record. The Pan-European Growth Fund's actual performance may be higher or lower, and past performance is no guarantee of future results. IN ADDITION, PARTICIPATING INSURANCE COMPANIES GENERALLY IMPOSE ADDITIONAL CHARGES AND FEES IN CONNECTION WITH A CONTRACT. THESE ADDITIONAL FEES AND CHARGES WILL REDUCE THE CONTRACT OWNER'S RETURNS.

The composite figures shown in the tables presented below were calculated in the following manner:

      - Many of the accounts in the composite were managed by the investment adviser's Mercury affiliates. All personnel of the investment adviser and its Mercury affiliates are employed by a single holding company. Portfolio managers perform management services for accounts of various Mercury advisers, including the Pan-European Growth Fund's investment adviser, depending on the nature of each adviser's clients. The investment process, including the resources available to the portfolio managers and the supervisory review, is the same across advisers. As a practical matter, there is no significant distinction between the process used in determining the recommendations of the investment adviser and those of its Mercury affiliates.

      - The accounts included in the composite are not U.S. mutual funds, and are not subject to the same rules and regulations (for example, diversification and liquidity requirements and restrictions on transactions with affiliates) as the Pan-European Growth Fund, or to the same types of expenses that the Pan-European Growth Fund or a contract owner will pay. These differences might have adversely affected the performance figures shown below.

      - Unlike the Pan-European Growth Fund, some of the accounts in the composite do not value their assets on a daily basis. Therefore, the performance figures shown below have been calculated using a somewhat different formula than the one that the Pan-European Growth Fund will use. This difference might have adversely affected the performance figures shown.

      - The composite figures have been calculated by weighting the performance of each included account by the level of the account's total assets at the beginning of each monthly or quarterly period. Accounts were added to the composite as of the first full quarter under management and excluded at the end of the last full quarter under management. Accordingly, the number of accounts included in the composite vary by quarter, from two at the beginning of 1992 to [thirteen] in the most recent quarter.

10                                         MERCURY V.I. PAN-EUROPEAN GROWTH FUND

[ABOUT THE DETAILS LOGO] About the Details

      - The performance of each of the accounts in the composite may have been influenced by the level of the account's total assets. Had an account's assets been different, its performance might have been higher or lower.

      - The accounts presented were accounted for in various base currencies other than U.S. dollars. The Pan-European Growth Fund will calculate its net asset value daily in U.S. dollars. For purposes of this presentation, the accounts' performance history was converted into U.S. dollars on at least a quarterly basis using exchange rate movements to approximate the equivalent U.S. dollar returns which might have been achieved.

      - The figures shown below represent the performance, converted to U.S. dollars, of the composite's included accounts. THEY ARE NOT THE PERFORMANCE OF EITHER THE PAN-EUROPEAN GROWTH FUND OR OF A PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT (THAT FUNDS YOUR CONTRACT) THAT INVESTS IN THE PAN-EUROPEAN GROWTH FUND. Figures show total returns. Total return shows you how much an investment has changed in value over the stated time period and includes both capital appreciation and income. The first table reflects average annual total returns. This smooths out variations in annual performance by averaging returns over the stated period. The second table shows actual total returns for each one year period.

      - To provide you with additional information, these composite performance figures are presented two different ways. The "Gross of Fees and Charges" row reflects the composite's gross performance -- that is, performance before any deductions for fees or expenses in connection with either the Pan-European Growth Fund or a contract. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses. The first table (average annual total returns) also includes a "Net of Fees and Charges" section, which reflects adjustments of the gross performance to reflect the deduction of all of the fees and expenses that the Pan-European Growth Fund is projected to pay on its Class A shares. These projected fees and expenses are shown in a fee table in the separate prospectus describing the contract. THE "NET OF FEES AND CHARGES" FIGURES DO NOT REFLECT THE ADDITIONAL FEES AND CHARGES THAT A PARTICIPATING INSURANCE COMPANY MAY IMPOSE IN CONNECTION WITH A CONTRACT. THESE ADDITIONAL FEES AND CHARGES WILL REDUCE A CONTRACT OWNER'S RETURN. Like the gross figures, the net figures are hypothetical, because they do not reflect the actual fees and charges paid by the included accounts. The net figures assume a participating insurance company separate account bought Class A shares at the beginning of the period and sold (redeemed) the shares at the end of the period. To the extent the Pan-European Growth Fund's expenses deviate from the projections, the "Net of Fees and Charges" figures will be inaccurate. The effect would be

MERCURY V.I. PAN-EUROPEAN GROWTH FUND                                         11

[ABOUT THE DETAILS ICON] About the Details

        greater over longer periods due to compounding. The effect of charges in connection with a contract will similarly be magnified over longer periods. The net figures shown -- that is, the performance results after applicable Pan-European Growth Fund level deductions -- are equal to or lower than the actual net results of the included accounts.

      - Both tables include figures for a benchmark index (MSCI Europe) and for the Lipper European funds universe so that you can compare the composite's performance to the performance of the market as a whole. The MSCI Europe Index is an unmanaged index and does not reflect any fees or charges. The Lipper European Funds Average reflects advisory fees and other fees and charges.

12                                         MERCURY V.I. PAN-EUROPEAN GROWTH FUND

[ABOUT THE DETAILS ICON] About the Details

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

THIS IS NOT THE PERFORMANCE OF EITHER THE PAN-EUROPEAN GROWTH FUND OR OF ANY PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT INVESTING IN THE FUND.

                                                                                                                        FOR
                                   FOR          FOR           FOR            FOR           FOR          FOR            YEAR
                                 ONE-YEAR     TWO-YEAR     THREE-YEAR     FOUR-YEAR     FIVE-YEAR     SIX-YEAR        PERIOD
                                  PERIOD       PERIOD        PERIOD        PERIOD        PERIOD        PERIOD          ENDED
                                  ENDED        ENDED         ENDED          ENDED         ENDED        ENDED            (1)
---------------------------------------------------------------------------------------------------------------------------------
COMPOSITE OF SIMILAR ACCOUNTS,
RECALCULATED:
---------------------------------------------------------------------------------------------------------------------------------
NET OF FEES AND CHARGES (2):
---------------------------------------------------------------------------------------------------------------------------------
 CLASS A FEES AND CHARGES              %            %             %             %             %             %              %
---------------------------------------------------------------------------------------------------------------------------------
GROSS OF FEES AND CHARGES (3):
---------------------------------------------------------------------------------------------------------------------------------
MSCI EUROPE INDEX (4):
---------------------------------------------------------------------------------------------------------------------------------
LIPPER EUROPEAN FUNDS AVERAGE
(DOES NOT INCLUDE SALES
CHARGES) (5):
---------------------------------------------------------------------------------------------------------------------------------

(1) The investment adviser and its affiliates first began managing accounts with substantially similar objectives and policies to those of the Pan-European Growth Fund on January 1, 1992.

(2) Reflects the reinvestment of dividends and distributions, and the deduction of all fees and expenses that the Pan-European Growth Fund is projected to pay. To the extent the Pan-European Growth Fund's expenses deviate from the projections, the "Net of Fees and Charges" figures will be inaccurate. The effect would be greater over longer periods due to compounding. Does not reflect the additional fees and charges that a participating insurance company may impose in connection with a contract. These additional fees and charges reduce investment returns. Compounding will magnify this effect over longer periods.

(3) Does not reflect the deduction of any fees, charges or expenses other than certain brokerage commissions. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses.

(4) An unmanaged index comprised of stocks traded in the developed markets of Europe. No advisory fees, and no other expenses (e.g., custody or brokerage fees) are reflected in the total returns of the Index. Index returns reflect reinvestment of net dividends and distributions.

(5) An average of the performance of other U.S. investment companies that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within the region. The average includes 12b-1 fees, advisory fees and other expenses. The average also reflects reinvestment of dividends and distributions.

MERCURY V.I. PAN-EUROPEAN GROWTH FUND                                         13

[ABOUT THE DETAILS ICON] About the Details

TOTAL RETURNS ON AN ANNUAL BASIS
--------------------------------------------------------------------------------

THIS IS NOT THE PERFORMANCE OF EITHER THE PAN-EUROPEAN GROWTH FUND OR OF ANY PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT INVESTING IN THE FUND.

                               FOR THE
                               MONTHS
                                ENDED
                                                       FOR EACH YEAR ENDED DECEMBER 31,
                                             1998    1997    1996    1995   1994    1993    1992
--------------------------------------------------------------------------------------------------
COMPOSITE OF SIMILAR
ACCOUNTS, RECALCULATED:
GROSS OF FEES AND
CHARGES (1):                         %            %       %       %      %       %       %       %
--------------------------------------------------------------------------------------------------
MSCI EUROPE INDEX (2):
--------------------------------------------------------------------------------------------------
LIPPER EUROPEAN FUNDS
AVERAGE (DOES NOT
INCLUDE SALES CHARGES)
(3):
--------------------------------------------------------------------------------------------------

(1) Does not reflect the deduction of any fees, charges or expenses, other than certain brokerage commissions. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses. If these fees and expenses were included, the performance figures would be lower.

(2) An unmanaged index comprised of stocks traded in the developed markets of Europe. No advisory fees, and no other expenses (e.g., custody or brokerage fees) are reflected in the total returns of the Index. Index returns reflect reinvestment of net dividends and distributions.

(3) An average of the performance of other U.S. investment companies that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within the region. The average includes 12b-1 fees, advisory fees and other expenses. The average also reflects reinvestment of dividends and distributions.

ADVISER'S HISTORICAL PERFORMANCE DATA -- CLASS B
--------------------------------------------------------------------------------

The following tables present historical performance data for all accounts that have been managed by the investment adviser or another Mercury investment adviser and that have substantially similar (although not necessarily identical) objectives and policies to the Pan-European Growth Fund's. These accounts have been managed using investment styles and strategies substantially similar to those to be used in managing the Pan-European Growth Fund. THESE FIGURES DO NOT REPRESENT THE PERFORMANCE OF THE PAN-EUROPEAN GROWTH FUND OR OF A PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT THAT FUNDS YOUR CONTRACT. The Pan-European Growth Fund is newly organized and does not yet have a performance record. The Pan-European Growth Fund's actual performance may be higher or lower, and past performance is no guarantee of future results. IN ADDITION, PARTICIPATING INSURANCE COMPANIES GENERALLY IMPOSE ADDITIONAL CHARGES AND FEES IN CONNECTION WITH A CONTRACT. THESE ADDITIONAL FEES AND CHARGES WILL REDUCE THE CONTRACT OWNER'S RETURNS.

The composite figures shown in the tables presented below were calculated in the following manner:

      - Many of the accounts in the composite were managed by the investment adviser's Mercury affiliates. All personnel of the investment adviser and its Mercury affiliates are employed by a single holding company. Portfolio managers perform manage-

14                                         MERCURY V.I. PAN-EUROPEAN GROWTH FUND

[ABOUT THE DETAILS ICON] About the Details

        ment services for accounts of various Mercury advisers, including the Pan-European Growth Fund's investment adviser, depending on the nature of each adviser's clients. The investment process, including the resources available to the portfolio managers and the supervisory review, is the same across advisers. As a practical matter, there is no significant distinction between the process used in determining the recommendations of the investment adviser and those of its Mercury affiliates.

      - The accounts included in the composite are not U.S. mutual funds, and are not subject to the same rules and regulations (for example, diversification and liquidity requirements and restrictions on transactions with affiliates) as the Pan-European Growth Fund, or to the same types of expenses that the Pan-European Growth Fund or a contract owner will pay. These differences might have adversely affected the performance figures shown below.

      - Unlike the Pan-European Growth Fund, some of the accounts in the composite do not value their assets on a daily basis. Therefore, the performance figures shown below have been calculated using a somewhat different formula than the one that the Pan-European Growth Fund will use. This difference might have adversely affected the performance figures shown.

      - The composite figures have been calculated by weighting the performance of each included account by the level of the account's total assets at the beginning of each monthly or quarterly period. Accounts were added to the composite as of the first full quarter under management and excluded at the end of the last full quarter under management. Accordingly, the number of accounts included in the composite vary by quarter, from two at the beginning of 1992 to [thirteen] in the most recent quarter.

      - The performance of each of the accounts in the composite may have been influenced by the level of the account's total assets. Had an account's assets been different, its performance might have been higher or lower.

      - The accounts presented were accounted for in various base currencies other than U.S. dollars. The Pan-European Growth Fund will calculate its net asset value daily in U.S. dollars. For purposes of this presentation, the accounts' performance history was converted into U.S. dollars on at least a quarterly basis using exchange rate movements to approximate the equivalent U.S. dollar returns which might have been achieved.

      - The figures shown below represent the performance, converted to U.S. dollars, of the composite's included accounts. THEY ARE NOT THE PERFORMANCE OF EITHER THE PAN-EUROPEAN GROWTH FUND OR OF A PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT (THAT FUNDS YOUR CONTRACT) THAT INVESTS IN THE PAN-

MERCURY V.I. PAN-EUROPEAN GROWTH FUND                                         15

[ABOUT THE DETAILS ICON] About the Details

        EUROPEAN GROWTH FUND. Figures show total returns. Total return shows you how much an investment has changed in value over the stated time period and includes both capital appreciation and income. The first table reflects average annual total returns. This smooths out variations in annual performance by averaging returns over the stated period. The second table shows actual total returns for each one year period.

      - To provide you with additional information, these composite performance figures are presented two different ways. The "Gross of Fees and Charges" row reflects the composite's gross performance -- that is, performance before any deductions for fees or expenses in connection with either the Pan-European Growth Fund or a contract. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses. The first table (average annual total returns) also includes a "Net of Fees and Charges" section, which reflects adjustments of the gross performance to reflect the deduction of all of the fees and expenses that the Pan-European Growth Fund is projected to pay on its Class B shares. These projected fees and expenses are shown in a fee table in the separate prospectus describing the contract. THE "NET OF FEES AND CHARGES" FIGURES DO NOT REFLECT THE ADDITIONAL FEES AND CHARGES THAT A PARTICIPATING INSURANCE COMPANY MAY IMPOSE IN CONNECTION WITH A CONTRACT. THESE ADDITIONAL FEES AND CHARGES WILL REDUCE A CONTRACT OWNER'S RETURN. Like the gross figures, the net figures are hypothetical, because they do not reflect the actual fees and charges paid by the included accounts. The net figures assume a participating insurance company separate account bought Class B shares at the beginning of the period and sold (redeemed) the shares at the end of the period. To the extent the Pan-European Growth Fund's expenses deviate from the projections, the "Net of Fees and Charges" figures will be inaccurate. The effect would be greater over longer periods due to compounding. The effect of charges in connection with a contract will similarly be magnified over longer periods. The net figures shown -- that is, the performance results after applicable Pan-European Growth Fund level deductions -- are equal to or lower than the actual net results of the included accounts.

      - Both tables include figures for a benchmark index (MSCI Europe) and for the Lipper European funds universe so that you can compare the composite's performance to the performance of the market as a whole. The MSCI Europe Index is an unmanaged index and does not reflect any fees or charges. The Lipper European Funds Average reflects advisory fees and other fees and charges.

16                                         MERCURY V.I. PAN-EUROPEAN GROWTH FUND

[ABOUT THE DETAILS ICON] About the Details

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

THIS IS NOT THE PERFORMANCE OF EITHER THE PAN-EUROPEAN GROWTH FUND OR OF ANY PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT INVESTING IN THE FUND.

                                                                                                                        FOR
                                   FOR          FOR           FOR            FOR           FOR          FOR            YEAR
                                 ONE-YEAR     TWO-YEAR     THREE-YEAR     FOUR-YEAR     FIVE-YEAR     SIX-YEAR        PERIOD
                                  PERIOD       PERIOD        PERIOD        PERIOD        PERIOD        PERIOD          ENDED
                                  ENDED        ENDED         ENDED          ENDED         ENDED        ENDED            (1)
---------------------------------------------------------------------------------------------------------------------------------
COMPOSITE OF SIMILAR ACCOUNTS,
RECALCULATED:
---------------------------------------------------------------------------------------------------------------------------------
NET OF FEES AND CHARGES (2):
---------------------------------------------------------------------------------------------------------------------------------
 CLASS B FEES AND CHARGES              %            %             %             %             %             %              %
---------------------------------------------------------------------------------------------------------------------------------
GROSS OF FEES AND CHARGES (3):
---------------------------------------------------------------------------------------------------------------------------------
MSCI EUROPE INDEX (4):
---------------------------------------------------------------------------------------------------------------------------------
LIPPER EUROPEAN FUNDS AVERAGE
(DOES NOT INCLUDE SALES
CHARGES) (5):
---------------------------------------------------------------------------------------------------------------------------------

(1) The investment adviser and its affiliates first began managing accounts with substantially similar objectives and policies to those of the Pan-European Growth Fund on January 1, 1992.

(2) Reflects the reinvestment of dividends and distributions, and the deduction of all fees and expenses that the Pan-European Growth Fund is projected to pay. To the extent the Pan-European Growth Fund's expenses deviate from the projections, the "Net of Fees and Charges" figures will be inaccurate. The effect would be greater over longer periods due to compounding. Does not reflect the additional fees and charges that a participating insurance company may impose in connection with a contract. These additional fees and charges reduce investment returns. Compounding will magnify this effect over longer periods.

(3) Does not reflect the deduction of any fees, charges or expenses other than certain brokerage commissions. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses.

(4) An unmanaged index comprised of stocks traded in the developed markets of Europe. No 12b-1 fee or advisory fees, and no other expenses (e.g., custody or brokerage fees) are reflected in the total returns of the Index. Index returns reflect reinvestment of net dividends and distributions.

(5) An average of the performance of other U.S. investment companies that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within the region. The average includes 12b-1 fees, advisory fees and other expenses. The average also reflects reinvestment of dividends and distributions.

MERCURY V.I. PAN-EUROPEAN GROWTH FUND                                         17

[ABOUT THE DETAILS ICON] About the Details

TOTAL RETURNS ON AN ANNUAL BASIS
--------------------------------------------------------------------------------

THIS IS NOT THE PERFORMANCE OF EITHER THE PAN-EUROPEAN GROWTH FUND OR OF ANY PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT INVESTING IN THE FUND.

                               FOR THE
                               MONTHS
                                ENDED
                                                   FOR EACH YEAR ENDED DECEMBER 31,
                                             1998    1997    1996    1995   1994    1993    1992
---------------------------------------------------------------------------------------------------
COMPOSITE OF SIMILAR
ACCOUNTS, RECALCULATED:
GROSS OF FEES AND
CHARGES (1):                         %            %       %       %      %       %       %       %
---------------------------------------------------------------------------------------------------
MSCI EUROPE INDEX (2):
---------------------------------------------------------------------------------------------------
LIPPER EUROPEAN FUNDS
AVERAGE (DOES NOT
INCLUDE SALES CHARGES)
(3):
---------------------------------------------------------------------------------------------------

(1) Does not reflect the deduction of any fees, charges or expenses, other than certain brokerage commissions. These figures are hypothetical and presented for information only; they do not reflect actual performance of the accounts because the accounts would have paid fees and expenses. If these fees and expenses were included, the performance figures would be lower.

(2) An unmanaged index comprised of stocks traded in the developed markets of Europe. No 12b-1 fees or advisory fees, and no other expenses (e.g., custody or brokerage fees) are reflected in the total returns of the Index. Index returns reflect reinvestment of net dividends and distributions.

(3) An average of the performance of other U.S. investment companies that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within the region. The average includes 12b-1 fees, advisory fees and other expenses. The average also reflects reinvestment of dividends and distributions.

18                                         MERCURY V.I. PAN-EUROPEAN GROWTH FUND

[THE MANAGEMENT TEAM ICON] The Management Team

MANAGEMENT OF THE PAN-EUROPEAN GROWTH FUND
--------------------------------------------------------------------------------

Mercury Asset Management International Ltd. manages the Pan-European Growth Fund's investments under the overall supervision of the Pan-European Growth Fund's Board of Directors. The investment adviser has the responsibility for making all investment decisions for the Pan-European Growth Fund.

The senior investment professionals in the group that have managed Pan-European Growth Fund's portfolio since the Pan-European Growth Fund started operations include:

Simon Flood, Director of Mercury Asset Management. He has been employed as an investment professional by the investment adviser or its Mercury affiliates since 1989.

Samuel Joab, Associate Director of Mercury Asset Management. He has been employed as an investment professional by the investment adviser or its Mercury affiliates since 1992.

Michel Legros, Director of Mercury Asset Management. He has been employed as an investment professional by the investment adviser or its Mercury affiliates since 1991.

Andreas Utermann, Director of Mercury Asset Management. He has been employed as an investment professional by the investment adviser or its Mercury affiliates since 1990. Mr. Utermann is primarily responsible for the day-to-day management of the Fund.

Charlotte Winther has been employed as an investment professional by the investment adviser or its Mercury affiliates since 1998. Ms. Winther was employed at Unibank Asset Management from 1989 to 1998.

Mercury and its affiliates manage portfolios with over [$483] billion in assets (as of [October] 1998) for individuals and institutions seeking investments worldwide. This amount includes assets managed for its affiliates. The management agreement between the Pan-European Growth Fund and the investment adviser gives the investment adviser the responsibility for making all investment decisions.

The investment adviser is paid at the rate of        % of the Pan-European
Growth Fund's average daily net assets.

The investment adviser has hired Fund Asset Management, L.P., an affiliate, to manage daily cash assets. The Pan-European Growth Fund does not pay any incremental fee for this service, although Mercury may make payments to Fund Asset Management, L.P. Fund Asset Management, L.P. will also provide administrative services to the Pan-European Growth Fund.

The Pan-European Growth Fund may in the future invest all of its assets in another mutual fund that has the same investment objective and fundamental policies as the Pan-European Growth Fund. All portfolio investments would then be made at the level of the underlying mutual fund and the Pan-European Growth Fund's investment results would correspond directly to that fund's

MERCURY V.I. PAN-EUROPEAN GROWTH FUND                                         19

[THE MANAGEMENT TEAM ICON] The Management Team

investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Pan-European Growth Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Pan-European Growth Fund's expenses would increase rather than decrease if it converts to this structure. The directors of the Pan-European Growth Fund have the authority to make the change to a "master/feeder" structure without first holding a vote of the Pan-European Growth Fund's shareholders if they believe it is in the best interests of the Pan-European Growth Fund to do so.



20                                         MERCURY V.I. PAN-EUROPEAN GROWTH FUND

MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.
--------------------------------------------------------------------------------

APPENDIX

This Appendix constitutes a part of the Prospectus for the Class A shares of Mercury V.I. Pan-European Growth Fund and Mercury V.I. U.S. Large Cap Fund. For simplicity, this Appendix uses the term "Fund" to refer to each of these Funds.

TABLE OF CONTENTS

                                                              PAGE
[ACCOUNT CHOICES ICON]

ACCOUNT CHOICES
------------------------------------------------------------------
Fund Shares.................................................   A-2
How to Buy and Sell Shares..................................   A-2
How Shares are Priced.......................................   A-2
Dividends, Capital Gains and Taxes..........................   A-3

[TO LEARN MORE ICON]

TO LEARN MORE
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


MERCURY V.I. PAN-EUROPEAN GROWTH FUND

[ACCOUNT CHOICES ICON] Account Choices

NET ASSET VALUE -- the market value in U.S. dollars of a Fund's total assets after deducting liabilities, divided by the number of shares outstanding.

FUND SHARES
--------------------------------------------------------------------------------

Each Fund offers two classes of shares, Class A and Class B. This Prospectus describes the Class A shares only. The participating insurance company decides which share class will support a contract. Each share class represents an ownership interest in the same investment portfolio.

Each Fund's shares are distributed by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

After a Fund commences operations, participating insurance companies can purchase Fund shares on each business day.

HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

The Funds do not offer their shares to the general public. Only separate accounts established by participating insurance companies can buy Fund shares. The Funds' investment adviser is affiliated with two participating insurance companies. Participating insurance companies issue variable annuity and/or variable life insurance contracts and use Fund shares to support these contracts. When this prospectus refers to Fund shareholders, it is referring to the participating insurance companies.

Contract owners have certain rights under their contract, but do not have any direct interest in Fund shares. A separate prospectus describes the contract and its additional fees and charges. That prospectus also describes how changes in a Fund's net asset value and distributions on Fund shares affect benefits under a contract.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

Shares are sold and redeemed at their NET ASSET VALUE. A Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining share price is the one calculated after a purchase or redemption order is received. Net asset value is generally calculated by valuing each security at its closing price for the day. A Fund's investments may be traded on non-U.S. securities exchanges that close many hours before the New York Stock Exchange. Events that could affect securities prices that occur between these times normally are not reflected in that Fund's net asset value. Non-U.S. securities sometimes trade on days that the New York Stock Exchange is closed. As a result, a Fund's net asset value may change on days when a participating insurance company will not be able to purchase or redeem a Fund's shares. If an event occurs after the close of a non-U.S. exchange that is likely to significantly affect a Fund's net asset value, "fair value" pricing may be used. This means that a Fund may value its foreign holdings at prices other than their last closing prices, and that Fund's net asset value will reflect this. Securities and assets for which market quotations are not readily available are also valued at fair value as determined in good faith by or under the direction of the Board of Directors.

[ACCOUNT CHOICES ICON] Account Choices

DIVIDENDS -- income paid to shareholders. Dividends are reinvested in additional shares of a Fund as they are paid.

DISTRIBUTIONS -- capital gains paid to shareholders. Distributions are reinvested in a Fund as they are paid.

DIVIDENDS, CAPITAL GAINS AND TAXES
--------------------------------------------------------------------------------

A Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. A Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. DIVIDENDS and DISTRIBUTIONS from a Fund are reinvested automatically in shares of that Fund at net asset value.

Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Fund is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

For information regarding the federal income tax treatment of a contract and distributions to the separate accounts of the participating insurance companies, see the separate prospectus for the contracts.

[THE MANAGEMENT TEAM ICON] The Management Team




A NOTE ABOUT YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). A Fund could be adversely affected if the computer systems used by the investment adviser or other Fund service providers do not properly address this problem before January 1, 2000. The investment adviser expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Funds' other service providers have told the administrator that they also expect to resolve the Year 2000 Problem, and the administrator will continue to monitor the situation as the year 2000 approaches. However, if the problem has not been fully addressed, each Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which a Fund invests, and this could hurt that Fund's investment returns.

The Year 2000 Problem may also adversely affect the participating insurance companies and the contracts that they offer. For more information, see the separate contract prospectus.

[THE MANAGEMENT TEAM ICON] The Management Team

INVESTMENT ADVISER
Mercury Asset Management International Ltd.
33 King William Street
London EC4R 9AS
England

ADMINISTRATOR AND SUB-ADVISER
Fund Asset Management, L.P.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

TRANSFER AGENT
Financial Data Services, Inc.
P.O. Box 45289
Jacksonville, Florida 32232-5289
(888-763-2260)

INDEPENDENT AUDITORS
Deloitte & Touche LLP
117 Campus Drive
Princeton, New Jersey 08540-6400

DISTRIBUTOR
Mercury Funds Distributor,
a division of Princeton Funds Distributor, Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081

CUSTODIAN
[to come]

COUNSEL
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, New York 10022

[TO LEARN MORE ICON] To Learn More


SHAREHOLDER REPORTS

Additional information about a Fund's investments is available in that Fund's annual and semi-annual reports to shareholders. In a Fund's annual report you will find a discussion of the relevant market conditions and investment strategies that significantly affected that Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Each Fund's Statement of Additional Information contains further information about that Fund and is incorporated by reference (legally considered to be part of that Fund's Prospectus).

Each Fund's shares are sold to insurance company separate accounts to support variable annuity and/or variable life insurance contracts. For copies of each Fund's shareholder reports or Statement of Additional Information, contract owners should contact the insurance company that issued their contract.

Information about each Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

Investment Company Act File #        .

CODE #
(C) Mercury Asset Management International Ltd.

MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.
--------------------------------------------------------------------------------

APPENDIX

This Appendix constitutes a part of the Prospectus for the Class B shares of Mercury V.I. Pan-European Growth Fund and Mercury V.I. U.S. Large Cap Fund. For simplicity, this Appendix uses the term "Fund" to refer to each of these Funds.

TABLE OF CONTENTS

                                                              PAGE

[ACCOUNT CHOICES ICON]

ACCOUNT CHOICES
------------------------------------------------------------------
Fund Shares.................................................   A-2
How to Buy and Sell Shares..................................   A-2
How Shares are Priced.......................................   A-2
Dividends, Capital Gains and Taxes..........................   A-3

[TO LEARN MORE ICON]

TO LEARN MORE
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover


MERCURY V.I. PAN-EUROPEAN GROWTH FUND

[ACCOUNT CHOICES ICON] Account Choices

NET ASSET VALUE -- the market value in U.S. dollars of a Fund's total assets after deducting liabilities, divided by the number of shares outstanding.

FUND SHARES
--------------------------------------------------------------------------------

Each Fund offers two classes of shares, Class A and Class B. This Prospectus describes the Class B shares only. The participating insurance company decides which share class will support a contract. Each share class represents an ownership interest in the same investment portfolio.

Each Fund's shares are distributed by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

After a Fund commences operations, participating insurance companies can purchase Fund shares on each business day.

HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

The Funds do not offer their shares to the general public. Only separate accounts established by participating insurance companies can buy Fund shares. The Funds' investment adviser is affiliated with two participating insurance companies. Participating insurance companies issue variable annuity and/or variable life insurance contracts and use Fund shares to support these contracts. When this prospectus refers to Fund shareholders, it is referring to the participating insurance companies.

Contract owners have certain rights under their contract, but do not have any direct interest in Fund shares. A separate prospectus describes the contract and its additional fees and charges. That prospectus also describes how changes in a Fund's net asset value and distributions on Fund shares affect benefits under a contract.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

Shares are sold and redeemed at their NET ASSET VALUE. A Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining share price is the one calculated after a purchase or redemption order is received. Net asset value is generally calculated by valuing each security at its closing price for the day. A Fund's investments may be traded on non-U.S. securities exchanges that close many hours before the New York Stock Exchange. Events that could affect securities prices that occur between these times normally are not reflected in that Fund's net asset value. Non-U.S. securities sometimes trade on days that the New York Stock Exchange is closed. As a result, a Fund's net asset value may change on days when a participating insurance company will not be able to purchase or redeem a Fund's shares. If an event occurs after the close of a non-U.S. exchange that is likely to significantly affect a Fund's net asset value, "fair value" pricing may be used. This means that a Fund may value its foreign holdings at prices other than their last closing prices, and that Fund's net asset value will reflect this. Securities and assets for which market quotations are not readily available are also valued at fair value as determined in good faith by or under the direction of the Board of Directors.

[ACCOUNT CHOICES ICON] Account Choices

DIVIDENDS -- income paid to shareholders. Dividends are reinvested in additional shares of a Fund as they are paid.

DISTRIBUTIONS -- capital gains paid to shareholders. Distributions are reinvested in a Fund as they are paid.

DIVIDENDS, CAPITAL GAINS AND TAXES
--------------------------------------------------------------------------------

A Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. A Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. DIVIDENDS and DISTRIBUTIONS from a Fund are reinvested automatically in shares of that Fund at net asset value.

Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Fund is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

For information regarding the federal income tax treatment of a contract and distributions to the separate accounts of the participating insurance companies, see the separate prospectus for the contracts.

[THE MANAGEMENT TEAM ICON] The Management Team

A NOTE ABOUT YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). A Fund could be adversely affected if the computer systems used by the investment adviser or other Fund service providers do not properly address this problem before January 1, 2000. The investment adviser expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Funds' other service providers have told the administrator that they also expect to resolve the Year 2000 Problem, and the administrator will continue to monitor the situation as the year 2000 approaches. However, if the problem has not been fully addressed, each Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which a Fund invests, and this could hurt that Fund's investment returns.

The Year 2000 Problem may also adversely affect the participating insurance companies and the contracts that they offer. For more information, see the separate contract prospectus.

[THE MANAGEMENT TEAM ICON] The Management Team

INVESTMENT ADVISER
Mercury Asset Management International Ltd.
33 King William Street
London EC4R 9AS
England

ADMINISTRATOR AND SUB-ADVISER
Fund Asset Management, L.P.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

TRANSFER AGENT
Financial Data Services, Inc.
P.O. Box 45289
Jacksonville, Florida 32232-5289
(888-763-2260)

INDEPENDENT AUDITORS
Deloitte & Touche LLP
117 Campus Drive
Princeton, New Jersey 08540-6400

DISTRIBUTOR
Mercury Funds Distributor,
a division of Princeton Funds Distributor, Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081

CUSTODIAN
[to come]

COUNSEL
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, New York 10022

[TO LEARN MORE ICON] To Learn More



SHAREHOLDER REPORTS

Additional information about a Fund's investments is available in that Fund's annual and semi-annual reports to shareholders. In a Fund's annual report you will find a discussion of the relevant market conditions and investment strategies that significantly affected that Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Each Fund's Statement of Additional Information contains further information about that Fund and is incorporated by reference (legally considered to be part of that Fund's Prospectus).

Each Fund's shares are sold to insurance company separate accounts to support variable annuity and/or variable life insurance contracts. For copies of each Fund's shareholder reports or Statement of Additional Information, contract owners should contact the insurance company that issued their contract.

Information about each Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

Investment Company Act File #        .

CODE #
(C) Mercury Asset Management International Ltd.

                      STATEMENT OF ADDITIONAL INFORMATION

                     MERCURY V.I. PAN-EUROPEAN GROWTH FUND
                  of Mercury Asset Management V.I. Funds, Inc.

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                            Phone No. (888) 763-2260

                            ------------------------

     Mercury V.I. Pan-European Growth Fund (the "Pan-European Growth Fund" or a "Fund") is a series of Mercury Asset Management V.I. Funds, Inc. (the "Corporation" or "Mercury"). The Pan-European Growth Fund is an open-end diversified investment company (commonly known as a mutual fund). The investment objective of the Pan-European Growth Fund is long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in Europe. There can be no assurance that the investment objective of the Pan-European Growth Fund will be achieved.

     The Pan-European Growth Fund does not offer its shares to the general public. Shares are sold only to separate accounts established by participating insurance companies ("Participating Insurance Companies") to fund benefits under variable annuity or variable life insurance contracts (the "Contracts"). The Participating Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as consistent with the respective Contracts. The Pan-European Growth Fund's distributor is Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

                            ------------------------

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Pan-European Growth Fund, dated
               (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission"). The Prospectus may be obtained from the Participating Insurance Company that issued your Contract. For information on obtaining the Prospectus see the separate prospectus describing the Contract. This Statement of Additional Information incorporates by reference the Prospectus.

       MERCURY ASSET MANAGEMENT INTERNATIONAL LTD. -- INVESTMENT ADVISER
                    MERCURY FUNDS DISTRIBUTOR -- DISTRIBUTOR

                            ------------------------

  The date of this Statement of Additional Information is             , 1999.

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
Investment Objectives and Policies..........................          2
  Investment Restrictions...................................         10
Appendix....................................................        A-1
Management of the Funds.....................................        A-2
  Directors and Officers....................................        A-2
  Compensation of Directors.................................        A-2
  Administration Arrangements...............................        A-2
  Management and Advisory Arrangements......................        A-3
  Code of Ethics............................................        A-4
Purchase of Shares..........................................        A-5
Redemption of Shares........................................        A-5
Portfolio Transactions and Brokerage........................        A-5
Determination of Net Asset Value............................        A-6
Dividends, Distributions and Taxes..........................        A-8
  Dividends and Distributions...............................        A-8
  Taxes.....................................................        A-8
  Other Tax Matters.........................................        A-8
Performance Data............................................        A-8
General Information.........................................        A-9
  Description of Shares.....................................        A-9
  Independent Auditors......................................        A-9
  Custodian.................................................        A-9
  Transfer Agent............................................       A-10
  Legal Counsel.............................................       A-10
  Reports to Shareholders...................................       A-10
  Additional Information....................................       A-10
Annex A.....................................................  Annex A-1
Annex B.....................................................  Annex B-1

CODE #
(C) Mercury Asset Management International Ltd.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the Pan-European Growth Fund is long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in Europe. This is a fundamental policy and cannot be changed without shareholder approval. Reference is made to "How the Pan-European Growth Fund Invests" and "Investment Risks" in the Prospectus for a discussion of the investment objective and policies of, and the risks associated with an investment in, the Pan-European Growth Fund. There can be no guarantee that the Pan-European Growth Fund's investment objective will be achieved.

     The Pan-European Growth Fund may in the future invest all of its assets in another mutual fund that has the same investment objective and fundamental policies as the Pan-European Growth Fund. All portfolio investments would then be made at the level of the underlying mutual fund and the Pan-European Growth Fund's investment results would correspond directly to that fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Pan-European Growth Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Pan-European Growth Fund's expenses would increase rather than decrease if it converts to this structure. The Directors of the Pan-European Growth Fund have the authority to make the change to a "master/feeder" structure without first holding a vote of the Pan-European Growth Fund's shareholders if they believe it is in the best interests of the Pan-European Growth Fund to do so.

     For purposes of the Pan-European Growth Fund's investment objective, an issuer ordinarily will be considered to be located in the country under the laws of which it is organized or where the primary trading market of its securities is located. The Pan-European Growth Fund, however, may also consider a company to be located in a country, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such country. The Pan-European Growth Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.

     While it is the policy of the Pan-European Growth Fund generally not to engage in trading for short-term gains, Mercury Asset Management International Ltd. ("Mercury International" or the "Investment Adviser") will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions.

     The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on non-U.S. investments by U.S. investors such as the Pan-European Growth Fund. If such restrictions should be reinstituted, it might become necessary for the Pan-European Growth Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Pan-European Growth Fund would review its investment objective or fundamental policies to determine whether changes are appropriate. Any changes in the investment objective or fundamental policies set forth under "Investment Restrictions" below would require the approval of the holders of a majority of the Pan-European Growth Fund's outstanding voting securities.

     The Pan-European Growth Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Under present conditions, the Investment Adviser does not believe that these considerations will have any significant effect on its portfolio strategy, although there can be no assurance in this regard.

     The Pan-European Growth Fund may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

However, they would generally be subject to the same risks as the securities into which they may be converted (as more fully described in the Prospectus and below). ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the United States and Europe and are designed for use throughout the world. The Pan-European Growth Fund may invest in unsponsored ADRs, EDRs and GDRs. The issuers of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States, and therefore, there may be no correlation between such information and the market value of such securities.

     The Pan-European Growth Fund's investment objective and policies are described in "How the Pan-European Growth Fund Invests" in the Prospectus. Certain types of securities in which the Pan-European Growth Fund may invest and certain investment practices that the Pan-European Growth Fund may employ are discussed more fully below.

     International Investing. International investments involve certain risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other U.S. or non-U.S. governmental laws or restrictions applicable to such investments. Securities prices in different countries are subject to different economic, financial and social factors. Because the Pan-European Growth Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments that could affect investments in those countries. In addition, certain non-U.S. investments may be subject to non-U.S. withholding taxes. As a result, management of the Pan-European Growth Fund may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country.

     For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty on European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU establishes a single common European currency (the "euro") that will be introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. EMU is scheduled to take effect for the initial EMU participants as of January 1, 1999, and will be implemented over the weekend January 1, 1999 through January 3, 1999 ("conversion weekend"). Upon implementation of EMU, certain securities issued in participating EU countries (beginning with government and corporate bonds) will be redenominated in the euro, and thereafter, will be listed, traded, and make dividend and other payments only in euros. [UPDATE AFTER 1/1/99]

     No assurance can be given that EMU will take effect, that the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be implemented, will be implemented but not completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which would diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of the participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU at any time after the conversion weekend by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Pan-European Growth Fund's investments in Europe generally or in specific countries participating in EMU. The euro conversion may result in taxable gains or losses under foreign or, in certain limited circumstances, U.S. tax laws.

     In addition, computer, accounting, and trading systems must be capable of recognizing the euro as a distinct currency immediately after the conversion weekend. Like other investment companies and business organizations, the Pan-European Growth Fund could be adversely affected if the computer, accounting, and trading systems used by the Investment Adviser, the Pan-European Growth Fund's service providers, or other entities with which the Pan-European Growth Fund or its service providers do business do not properly address this issue prior to January 4, 1999.

     Most of the securities held by the Pan-European Growth Fund will not be registered with the Commission nor will the issuers thereof be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about a non-U.S. company than about a U.S. company, and non-U.S. companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

     Non-U.S. financial markets, while generally growing in trading volume, typically have substantially less volume than U.S. markets, and securities of many non-U.S. companies are less liquid and their prices more volatile than securities of comparable domestic companies. The non-U.S. markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in the Pan-European Growth Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of the Pan-European Growth Fund are uninvested and no return is earned thereon and could cause the Pan-European Growth Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Pan-European Growth Fund due to subsequent declines in value of the portfolio security or, if the Pan-European Growth Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Brokerage commissions and other transaction costs on non-U.S. securities exchanges are generally higher than in the United States. In some non-U.S. countries, there is less governmental supervision and regulation of exchanges, brokers and issuers than there is in the United States.

     A number of non-U.S. countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Pan-European Growth Fund may invest up to 10% of its total assets in securities of closed-end investment companies, not more than 5% of which may be invested in any one such company. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Pan-European Growth Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Pan-European Growth Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Pan-European Growth Fund (including investment advisory fees) and, indirectly, the expenses of such closed-end investment companies. The Pan-European Growth Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

     In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively-traded securities. The Investment Company Act limits the

Pan-European Growth Fund's ability to invest in any equity security of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities" as defined by the rules thereunder. These provisions may restrict the Pan-European Growth Fund's investments in certain foreign banks and other financial institutions.

     As described above, the Pan-European Growth Fund will invest in a diversified array of non-U.S. countries. The securities markets of many countries have at times in the past moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation or negative correlation in movements of these securities markets occurs, it may reduce risk for the Pan-European Growth Fund's portfolio as a whole. This negative correlation also may offset unrealized gains the Pan-European Growth Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets may be offset by changes in foreign currency exchange rates, where the different markets are denominated in different currencies. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.

     Investment in Emerging Markets. The Pan-European Growth Fund has the ability to invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, an "emerging market country" is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. The Pan-European Growth Fund will invest in countries with emerging capital markets in Eastern Europe.

     Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as
(i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Pan-European Growth Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gain taxes on foreign investors.

     Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Pan-European Growth Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Pan-European Growth Fund could lose the entire value of its investments in the affected markets.

     Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S., such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Pan-European Growth Fund's acquisition or disposal of securities.

     Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Pan-European Growth Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable.

     In Russia, for example, registrars are not subject to effective government supervision nor are they always independent from issuers. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists, which along with other factors could result in the registration being completely lost. Therefore, investors should be aware that the Pan-European Growth Fund would absorb any loss resulting from these registration problems and may have no successful claim for compensation. Some of these concerns may also exist in other emerging capital markets. [TO BE UPDATED FOR LATEST POLITICAL/ECONOMIC SITUATION]

     Debt Securities. The Pan-European Growth Fund may hold convertible debt securities, non-convertible securities and preferred securities. The Pan-European Growth Fund has established no rating criteria for the debt securities in which it may invest. Therefore, the Pan-European Growth Fund may invest in debt securities either (a) rated in one of the top four rating categories by a nationally recognized statistical rating organization or unrated but in the Investment Adviser's judgment, possess similar credit characteristics ("investment grade securities") or (b) rated below the top four rating categories or that, are unrated but in the Investment Adviser's judgment, possess similar credit characteristics ("high yield securities"). The Investment Adviser considers ratings as one of several factors in its independent credit analysis of issuers.

     Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. High yield securities tend to be more volatile than higher rated fixed income securities and adverse economic events may have a greater impact on the prices of high yield securities than on higher rated fixed income securities. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holder of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

     High yield securities frequently have call or redemption features that would permit the issuer to repurchase such securities from the Pan-European Growth Fund. If a call were exercised by an issuer during a period of declining interest rates, the Pan-European Growth Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income for the Pan-European Growth Fund and dividends to shareholders.

     The Pan-European Growth Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established retail secondary market for many of these securities, and the Pan-European Growth Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent that a secondary trading market for high yield securities does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Pan-European Growth Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain securities also may make it more difficult for the Pan-European Growth Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many high yield securities only from a limited number of dealers and may not necessarily represent firm bids of such dealer or prices for actual sales.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield securities, particularly in a thinly traded market. To the extent the Pan-European Growth Fund holds high yield securities, factors adversely affecting the market value of high yield securities are likely to adversely affect the Pan-European Growth Fund's net asset value. In addition, the Pan-European Growth Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

     Borrowing. The Pan-European Growth Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), and may borrow up to an additional 5% of its total assets for temporary purposes. The Pan-European Growth Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law. Subject to these limits, the Pan-European Growth Fund may use borrowing to enable it to meet redemptions.

     The use of leverage by the Pan-European Growth Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Pan-European Growth Fund shares and in the yield on the Pan-European Growth Fund's portfolio. Although the principal of such borrowings will be fixed, the Pan-European Growth Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Pan-European Growth Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Pan-European Growth Fund will have to pay on the borrowings, the Pan-European Growth Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Pan-European Growth Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Pan-European Growth Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

     Illiquid or Restricted Securities. The Pan-European Growth Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Pan-European Growth Fund's assets in illiquid securities may restrict the ability of the Pan-European Growth Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Pan-European Growth Fund's operations require cash, such as when the Pan-European Growth Fund redeems shares or pays dividends, and could result in the Pan-European Growth Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

     The Pan-European Growth Fund may invest in securities that are "restricted securities." Restricted securities have contractual or legal restrictions on their resale and include "private placement" securities that the Pan-European Growth Fund may buy directly from the issuer. Restricted securities may be neither listed on an exchange nor traded in other established markets. Privately placed securities may or may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be more difficult to value than publicly traded securities and may be less liquid, or illiquid, and therefore may be subject to the risks associated with illiquid securities, as described in the preceding paragraph. Some restricted securities, however, may be liquid. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Pan-European Growth Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Pan-European Growth Fund may be required to bear the expenses of registration. Certain of the Pan-European Growth Fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Pan-European Growth Fund may obtain access to material nonpublic information which may restrict the Pan-European Growth Fund's ability to conduct portfolio transactions in such securities.

     Other Special Considerations. The Pan-European Growth Fund may also make short-term investments, purchase high quality bonds or buy or sell derivatives, to reduce exposure to equity securities when the Pan-European Growth Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of the shares of the Pan-European Growth Fund.

     Sovereign Debt. The Pan-European Growth Fund may invest more than 5% of its assets in debt obligations ("sovereign debt") issued or guaranteed by non-U.S. governments or their agencies and instrumentalities ("governmental entities"). Investment in sovereign debt may involve a high degree of risk that the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. In certain countries, governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

     Holders of sovereign debt, including the Pan-European Growth Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which a governmental entity has defaulted may be collected in whole or in part.

     The sovereign debt instruments in which the Pan-European Growth Fund may invest involve great risk and are deemed to be the equivalent in terms of quality to high yield/high risk securities discussed above and are subject to many of the same risks as such securities. Similarly, the Pan-European Growth Fund may have difficulty disposing of certain sovereign debt obligations because there may be a thin trading market for such securities.

     Securities Lending. The Pan-European Growth Fund may lend securities with a value not exceeding 33 1/3% of its total assets. In return, the Pan-European Growth Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. If cash collateral is received by the Pan-European Growth Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Pan-European Growth Fund. Alternatively, if securities are delivered to the Pan-European Growth Fund as collateral, the Pan-European Growth Fund and the borrower negotiate a rate for the loan premium to be received by the Pan-European Growth Fund for lending its portfolio securities. In either event, the total yield on the Pan-European Growth Fund's portfolio is increased by loans of its portfolio securities. The Pan-European Growth Fund may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Pan-European Growth Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Pan-European Growth Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

     Repurchase Agreements. The Pan-European Growth Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This insulates the Pan-European Growth Fund from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Pan-European Growth Fund's return may be affected by currency fluctuations. The Pan-European Growth Fund may not invest more than 15% of its total assets in repurchase agreements maturing in more than seven days (together with other illiquid securities). Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Pan-European Growth Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Pan-European Growth Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Pan-European Growth Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to the Pan-European Growth Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Pan-European Growth Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

     Warrants. The Pan-European Growth Fund may invest in warrants, which are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make the Pan-European Growth Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

     When-Issued Securities and Forward Commitments. The Pan-European Growth Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. The Pan-European Growth Fund may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by the Pan-European Growth Fund at an established price with payment and delivery taking place in the future. The Pan-European Growth Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Pan-European Growth Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Pan-European Growth Fund is purchasing securities in these transactions, the Pan-European Growth Fund maintains a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an amount equal to the amount of its purchase commitments.

     There can be no assurance that a security purchased on a when-issued basis will be issued, or a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Pan-European Growth Fund's purchase price. The Pan-European Growth Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciate in the value of the security during the commitment period.

     Standby Commitment Agreements. The Pan-European Growth Fund may enter into standby commitment agreements. These agreements commit the Pan-European Growth Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Pan-European Growth Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Pan-European Growth Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Pan-European Growth Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Pan-European Growth Fund. The Pan-European Growth Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. The Pan-European Growth Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

     There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Pan-European Growth Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Pan-European Growth Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

INVESTMENT RESTRICTIONS

     The Corporation has adopted the following restrictions and policies relating to the investment of the Pan-European Growth Fund's assets and its activities. The fundamental restrictions set forth below may not be changed with respect to the Pan-European Growth Fund without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent the Pan-European Growth Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), the Fund may not:

          1. Make any investment inconsistent with the Pan-European Growth Fund's classification as a diversified company under the Investment Company Act.

          2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

          3. Make investments for the purpose of exercising control or management. Investments by the Pan-European Growth Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

          4. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Pan-European Growth Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

          5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Pan-European Growth Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Pan-European Growth Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

          6. Issue senior securities to the extent such issuance would violate applicable law.

          7. Borrow money, except that (i) the Pan-European Growth Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Pan-European Growth Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Pan-European Growth Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Pan-European Growth Fund may purchase securities on margin to the extent permitted by applicable law. The Pan-European Growth Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Pan-European Growth Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          8. Underwrite securities of other issuers except insofar as the Pan-European Growth Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

          9. Purchase or sell commodities or contracts on commodities, except to the extent that the Pan-European Growth Fund may do so in accordance with applicable law and the Pan-European Growth Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     In addition, the Corporation has adopted non-fundamental restrictions that may be changed by the Board of Directors without shareholder approval. Like the fundamental restrictions, none of the nonfundamental restrictions, including but not limited to restriction (a) below, shall prevent the Pan-European Growth Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental investment restrictions, the Pan-European Growth Fund may not:

          (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Pan-European Growth Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time the Pan-European Growth Fund's shares are owned by another investment company that is part of the same group of investment companies as the Pan-European Growth Fund.

          (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Pan-European Growth Fund currently does not intend to engage in short sales, except short sales "against the box."

          (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Corporation have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors are not subject to the limitations set forth in this investment restriction.

     The staff of the Commission has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Corporation has adopted an investment policy pursuant to which the Pan-European Growth Fund will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding that are held by the Pan-European Growth Fund, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund and margin deposits on the Pan-European Growth Fund, existing OTC options on futures contracts exceeds 15% of the total assets of the Fund taken at market value, together with all other assets of the Pan-

European Growth Fund that are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by the Pan-European Growth Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Pan-European Growth Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Pan-European Growth Fund and may be amended by the Directors without the approval of the shareholders. However, the Directors will not change or modify this policy prior to the change or modification by the Commission staff of its position.

     Portfolio securities of the Pan-European Growth Fund generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser and Fund Asset Management, L.P. ("FAM" or the "Administrator"), the Pan-European Growth Fund is prohibited from engaging in certain transactions involving Merrill Lynch, the Investment Adviser, or any of its affiliates, except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage" in the Appendix to this Statement of Additional Information. Rule 10f-3 under the Investment Company Act sets forth conditions under which the Pan-European Growth Fund may purchase from an underwriting syndicate of which Merrill Lynch is a member.

                   MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.

                                    APPENDIX

     This Appendix constitutes a part of the Statement of Additional Information for the Class A and Class B shares of Mercury V.I. Pan-European Growth Fund and Mercury V.I. U.S. Large Cap Fund. This Appendix uses the term "Fund" to refer to each of these Funds.

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
Management of the Funds.....................................        A-2
  Directors and Officers....................................        A-2
  Compensation of Directors.................................        A-2
  Administration Arrangements...............................        A-2
  Management and Advisory Arrangements......................        A-3
  Code of Ethics............................................        A-4
Purchase of Shares..........................................        A-5
Redemption of Shares........................................        A-5
Portfolio Transactions and Brokerage........................        A-5
Determination of Net Asset Value............................        A-6
Dividends, Distributions and Taxes..........................        A-8
  Dividends and Distributions...............................        A-8
  Taxes.....................................................        A-8
  Other Tax Matters.........................................        A-8
Performance Data............................................        A-8
General Information.........................................        A-9
  Description of Shares.....................................        A-9
  Independent Auditors......................................        A-9
  Custodian.................................................        A-9
  Transfer Agent............................................       A-10
  Legal Counsel.............................................       A-10
  Reports to Shareholders...................................       A-10
  Additional Information....................................       A-10
Annex A.....................................................  Annex A-1
Annex B.....................................................  Annex B-1

                            MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

     The Directors of the Corporation consist of      individuals,      of whom
are not "interested persons" of the Corporation as defined in the Investment Company Act. The Directors are responsible for the overall supervision of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act. Information about the Directors and executive officers of the Corporation, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     [TO BE FILED BY AMENDMENT]
---------------
(1) Interested person, as defined in the Investment Company Act, of each Fund.

(2) Such Director or officer is a trustee, director or officer of other investment companies for which the Investment Adviser, or the Funds' sub-adviser and administrator, FAM, or their affiliates, acts as investment adviser.

     [As of the date of this Statement of Additional Information, the officers
and Directors of the Corporation as a group (     persons) owned an aggregate of
less than 1% of the outstanding shares of common stock of ML & Co. and owned an aggregate of less than 1% of the outstanding shares of any Fund.]

COMPENSATION OF DIRECTORS

     The Corporation expects to pay each Director not affiliated with the Investment Adviser or FAM or with an affiliate of the Investment Adviser or FAM (each a "non-affiliated Director"), for service to each Fund, a fee of $
per year plus $       per in-person meeting attended, together with such
individual's actual out-of-pocket expenses relating to attendance at meetings. The Corporation also expects to compensate members of the Audit and Nominating Committee, which consists of all of the non-affiliated Directors, at the rate of
$       annually for service to each Fund.

     The following table sets forth the aggregate compensation the Corporation expects to pay to the non-affiliated Directors for their first full fiscal year and the aggregate compensation paid by all investment companies advised by Mercury International, FAM, or their affiliates ("Mercury and Affiliates-Advised Funds") to the non-affiliated Directors for the calendar year ended December 31, 1998.

                                                                                    TOTAL COMPENSATION FROM
                                                                                           FUNDS AND
                                                            PENSION OR RETIREMENT         MERCURY AND
                                                             BENEFITS ACCRUED AS      AFFILIATES-ADVISED
                                   AGGREGATE COMPENSATION      PART OF FUNDS'            FUNDS PAID TO
        NAME OF DIRECTOR                 FROM FUNDS               EXPENSES               DIRECTORS(1)
        ----------------           ----------------------   ---------------------   -----------------------


---------------
(1) In addition to the Corporation, the Directors served on other Mercury and Affiliates-Advised Funds as follows:

ADMINISTRATION ARRANGEMENTS

     The Corporation on behalf of each Fund has entered into an administration agreement with FAM as Administrator (each, an "Administration Agreement"). The Administrator receives for its services to each

Fund monthly compensation at the annual rate of      % of the average daily net
assets of the Pan-European Growth Fund, and      % of the average daily net
assets of the U.S. Large Cap Fund.

     Each Administration Agreement obligates the Administrator to provide certain administrative services to the Corporation and the applicable Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Corporation. The Administrator is also obligated to pay, or cause its affiliate to pay, the fees of those Officers and Directors who are affiliated persons of the Administrator or any of its affiliates. The Corporation pays, or causes to be paid, all other expenses incurred in the operation of the Corporation and the applicable Fund (except to the extent paid by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD" or the "Distributor")), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the Custodian, any Sub-custodian and Financial Data Services, Inc. (the "Transfer Agent"), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Administrator, or of an affiliate of the Administrator, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or the applicable Fund. The Distributor will pay certain of the expenses of a Fund incurred in connection with the continuous offering of its shares. Accounting services are provided to the Corporation and each Fund by the Administrator, and the Corporation reimburses the Administrator for its costs in connection with such services.

     Duration and Termination. Unless earlier terminated as described below, each Administration Agreement will remain in effect for two years from its effective date. Thereafter, it will remain in effect from year to year with respect to a Fund if approved annually (a) by the Board of Directors and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to any Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the applicable Fund.

MANAGEMENT AND ADVISORY ARRANGEMENTS

     The Corporation on behalf of each Fund has entered into an investment advisory agreement with Mercury International as Investment Adviser (each, an "Advisory Agreement"). As discussed in ["The Management Team"] in the Prospectus, the Investment Adviser receives for its services to a Fund monthly
compensation at the annual rate of      % of the average daily net assets of the
Pan-European Growth Fund, and      % of the average daily net assets of the U.S.
Large Cap Fund.

     [Each Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay, or cause its affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Corporation. The Investment Adviser is also obligated to pay, or cause its affiliate to pay, the fees of all Officers and Directors who are affiliated persons of the Investment Adviser or any sub-adviser or of an affiliate of the Investment Adviser or any sub-adviser. The Corporation pays, or causes to be paid, all other expenses incurred in the operation of each Fund and the Corporation (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the Registration Statement, charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Investment Adviser or any sub-adviser, or of an affiliate of the Investment Adviser or any sub-adviser, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or any Fund. The Distributor will pay certain of the expenses of a Fund incurred in connection with the continuous offering of its shares. Accounting services are provided to the Corporation by the Investment Adviser or an affiliate of the

Investment Adviser, and the Corporation reimburses the Investment Adviser or an affiliate of the Investment Adviser for its costs in connection with such services.]

     Securities held by a Fund of the Corporation may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Investment Adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by the Investment Adviser for the Funds or other funds for which it acts as investment adviser or for its advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Mercury International is located at 33 King William Street, London EC4R 9AS, England. Mercury International's intermediate parent company is Mercury Asset Management Group Ltd. a London-based holding company of a group engaged in the provision of investment management and advisory services globally. The ultimate parent of Mercury Asset Management Group Ltd. is ML & Co., a financial services holding company. ML & Co. is a controlling person of Mercury International as defined under the Investment Company Act because of its power to exercise a controlling influence over its management of policies.

     The Investment Adviser has entered into sub-advisory agreements (each, a "Sub-Advisory Agreement") with FAM with respect to each Fund, pursuant to which FAM provides investment advisory services with respect to each Fund's daily cash assets. The Investment Adviser pays FAM a fee in an amount to be determined from time to time by the Investment Adviser and FAM but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Corporation and the Funds pursuant to the Advisory Agreements.

     FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. FAM, an affiliate of Mercury International, is a wholly owned subsidiary of ML & Co., a financial services holding company and the parent of Merrill Lynch. ML & Co. and Princeton Services, Inc., the partners of FAM, are "controlling persons" of FAM as defined under the Investment Company Act because of their power to exercise a controlling influence over its management or policies.

     Duration and Termination. Unless earlier terminated as described below, each Advisory Agreement and Sub-Advisory Agreement will each remain in effect for two years from its effective date. Thereafter, they will remain in effect from year to year if approved annually (a) by the Board of Directors or by a majority of the outstanding shares of a Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to any Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of that Fund.

CODE OF ETHICS

     The Board of Directors of the Corporation, the Investment Adviser, and FAM have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (together the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and FAM and, as described below, impose additional, more onerous, restrictions on fund investment personnel. Among other substantive restrictions, the Codes contain reporting and preclearance requirements for employees of the Investment Adviser and FAM and provide for trading "blackout periods" that prohibit trading by decision making access persons (those who recommend or determine which securities transactions the Corporation undertakes) of the Corporation within periods of trading by the Corporation in the same (or equivalent) security.

                               PURCHASE OF SHARES

     Reference is made to "Fund Shares" in the Appendix to the Prospectus for certain information as to the purchase of Fund shares.

     Each Fund offers two classes of shares, Class A and Class B. The Participating Insurance Company decides which share class will support a Contract. Each Class A and Class B share of a Fund represents an identical interest in the investment portfolio of that Fund, and has the same rights, except that Class B shares have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the account maintenance and/or distribution fees are paid.

     The Funds do not offer their shares to the general public. Only separate accounts established by Participating Insurance Companies can buy Fund shares. The Funds' investment adviser is affiliated with two Participating Insurance Companies. Participating Insurance Companies issue Contracts and use Fund shares to support these Contracts. When this Statement of Additional Information refers to Fund shareholders, it is referring to the Participating Insurance Companies.

     Contract owners have certain rights under their Contract, but do not have any direct interest in Fund shares. A separate prospectus describes the Contract and its additional fees and charges. It also describes how changes in a Fund's net asset value and distributions on Fund shares affect benefits under a Contract.

     MFD, an affiliate of the Investment Adviser and of Merrill Lynch, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: P. O. Box 9081, Princeton, New Jersey 08543-9081) acts as Distributor for each Fund.

     The Corporation reserves the right to suspend the offering of its shares at any time.

                              REDEMPTION OF SHARES

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for periods during which trading on the New York Stock Exchange (the "NYSE") is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of that Fund.

     The value of shares at the time of redemption may be more or less than the shareholder's cost, depending in part on the net asset value of such shares at such time.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Investment Adviser is responsible for making each Fund's portfolio decisions, placing that Fund's brokerage business, evaluating the reasonableness of brokerage commissions and negotiating the amount of any commissions paid subject to a policy established by the Corporation's Directors and officers. The Corporation has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Orders for transactions in portfolio securities are placed for the Corporation with a number of brokers and dealers, including affiliates of the Investment Adviser. In placing orders, it is the policy of the Corporation to obtain the most favorable net results, taking into account various factors, including price, commissions, if any, size of the transaction and difficulty of execution. Where applicable, the Investment Adviser surveys a number of brokers and dealers in connection with proposed portfolio transactions and selects the broker or dealer that offers the Corporation the best price and execution or other services that are of benefit to the Corporation. Securities firms also may receive brokerage commissions on transactions including covered call options written by the Corporation and the sale of underlying securities upon the exercise of such options. In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc.

("NASD") and policies established by the Directors, the Investment Adviser may consider sales of shares of a Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Corporation.

     Brokers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Corporation. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under each Advisory Agreement. If in the judgment of the Investment Adviser the Corporation will be benefited by supplemental research services, the Investment Adviser is authorized to pay brokerage commissions to a broker furnishing such services in excess of commissions that another broker may have charged for effecting the same transaction. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, and the Investment Adviser may use such information in servicing its other accounts.

     The Corporation invests in certain securities traded in the over-the-counter market and, where possible, deals directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Corporation are prohibited from dealing with the Corporation as principal in purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Corporation, including Merrill Lynch, will not serve as the Corporation's dealer in such transactions. However, affiliated persons of the Corporation may serve as its broker in over-the-counter transactions conducted on an agency basis.

     Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, Merrill Lynch may execute transactions for the Corporation on the floor of any U.S. national securities exchange provided that prior authorization of such transactions is obtained and Merrill Lynch furnishes a statement to the Corporation at least annually setting forth the compensation it has received in connection with such transactions.

     The Directors of the Corporation have considered the possibility of recapturing for the benefit of the Corporation brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the management fee paid by the Corporation to the Investment Adviser. After considering all factors deemed relevant, the Directors made a determination not to seek such recapture. The Directors will reconsider this matter from time to time.

     The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. The portfolio turnover rate is generally anticipated to be under 100%.

                        DETERMINATION OF NET ASSET VALUE

     Reference is made to "How Shares are Priced" in the Appendix to the Prospectus concerning the determination of net asset value.

     The net asset value of the shares of a Fund is determined once daily Monday through Friday as of 15 minutes after the close of business on the NYSE on each day the NYSE is open for trading (a "Pricing Day"). The close of business on the NYSE is generally 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Administrator and the Distributor, and the advisory fees payable indirectly by each Fund to the Investment Adviser, are accrued daily.

     Portfolio securities, including ADRs, EDRs or GDRs, that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded on the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. When a Fund writes a call option, the amount of the premium received is recorded on the books of that Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by a Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Corporation. Such valuations and procedures will be reviewed periodically by the Board of Directors.

     Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then those securities will be valued at their fair value as determined in good faith by the Directors.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Reference is made to "Dividends, Capital Gains and Taxes" in the Appendix to the Prospectus.

     Each Fund intends to distribute all its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to each Fund's shareholders annually. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year. Dividends and distributions of a Fund will be automatically reinvested in shares of that Fund at net asset value.

TAXES

     Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as a Fund so qualifies, that Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. Each Fund intends to distribute substantially all of such income.

OTHER TAX MATTERS

     Each Fund intends to qualify for and elect the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund so qualifies, that Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. Each Fund intends to distribute substantially all of such income. To qualify for this treatment, each Fund must, among other things, (a) derive at least 90% of its gross income (without offset for losses from the sale or other disposition of securities or foreign currencies) from dividends, interest, payments with respect to securities loans gains from the sale or other disposition of securities or foreign currencies and certain financial futures, options and forward contracts; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of its assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount no greater than 5% of its assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).
                            ------------------------

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

     For information regarding the federal income tax treatment of a Contract and distributions to the separate accounts of the Participating Insurance Companies, see the separate prospectus for the Contracts.

                                PERFORMANCE DATA

     From time to time a Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective Contract owners. Total return is based on a Fund's historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class A and Class B shares in accordance with a formula specified by the Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses. The total return quotations may be of limited use for comparative purposes because they will not reflect charges imposed on the Contracts by the Participating Insurance Companies, which, if included, would decrease total return.

     A Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and
(2) the maximum applicable sales charges will not be included. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

     On occasion, a Fund may compare its performance to, among other indices, the Standard & Poor's 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, the MSCI Europe (if applicable) or other published indices or to data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc. ("Morningstar"), other competing universes, Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine, Fortune Magazine and CDA Investment Technology, Inc. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historic performance of that Fund and index, such as standard deviation and beta. As with other performance comparisons should not be considered reflective of a Fund's relative performance for any future period. From time to time, a Fund may include its Morningstar risk-adjusted performance rating in advertisements or supplemental sales literature. A Fund may from time to time quote in advertisements or other materials other applicable measures of performance and may also make reference to awards that may be given to the Investment Adviser.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Corporation is a Maryland corporation incorporated on December 7, 1998. It has an authorized capital of 800,000,000 shares of Common Stock, par value $.0001 per share, divided into 200,000,000 shares of each of Class A and Class B shares for each of its series.

     [DESCRIPTION OF INITIAL CAPITAL]

INDEPENDENT AUDITORS

     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, have been selected as the independent auditors of each Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

                                          , acts as the Custodian of each Fund's
assets. Under its contract with the Funds, the custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by each Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The custodian is responsible for safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments.

TRANSFER AGENT

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of ML & Co., acts as each Fund's Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agency Agreement"). The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

LEGAL COUNSEL

     Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, New York 10022, is counsel for the Funds.

REPORTS TO SHAREHOLDERS

     Each Fund sends to its shareholders at least semi-annually reports showing that Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.
------------------------

                                    ANNEX A

                INVESTMENT POLICIES INVOLVING THE USE OF INDEXED
            SECURITIES, OPTIONS, FUTURES, SWAPS AND FOREIGN EXCHANGE

     Each Fund is authorized to use certain derivative instruments, including indexed and inverse securities, options, futures, and swaps, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as "Strategic Instruments."

     Although certain risks are involved in options and futures transactions (as defined below in "Risk Factors in Options, Futures and Currency Instruments"), the Investment Adviser believes that, because each Fund will generally engage in these transactions, if at all, for hedging purposes, including anticipatory hedges (other than options on securities that may be used to seek increased return), the options and futures portfolio strategies of a Fund will not subject that Fund to the risks frequently associated with the speculative use of options and futures transactions. While a Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, that Fund's net asset value will fluctuate. There can be no assurance that a Fund's hedging transactions will be effective. Furthermore, each Fund will engage in hedging activities, if at all, only from time to time and may not necessarily be engaging in hedging activities when movements in the equity markets, interest rates or currency exchange rates occur.

INDEXED AND INVERSE SECURITIES

     A Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, a Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, a Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices. Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, a Fund may be required to pay substantial additional margin to maintain the position.

     Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. Each Fund believes that indexed and inverse securities may provide portfolio management flexibility that permits a Fund to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     Purchasing Options. Each Fund is authorized to purchase put options on equity securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") that Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits a Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, a Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.
                                    Annex A-1

     Each Fund is also authorized to purchase call options on securities it intends to purchase or securities indices the performance of which substantially replicates the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium that Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect a Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market a Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event a Fund determines not to purchase a security underlying a call option, however, that Fund may lose the entire option premium.

     Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

     Writing Options. Each Fund is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When a Fund writes a call option, in return for an option premium that Fund is legally obligated to sell specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index, however much the exercise price exceeds the market price. Each Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, that Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

     Each Fund may also write put options on securities or securities indices. When a Fund writes a put option, in return for an option premium that Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. Each Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which a Fund has written an option fails to exercise its right under the option because the value of the underlying securities is greater than the exercise price, that Fund will profit by the amount of the option premium. By writing a put option, however, a Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when a Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. A Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

     Each Fund is also authorized to sell put or call options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, each Fund will write only call or put options that are "covered." A put option will be considered covered if a Fund has segregated assets with respect to such option

                                    Annex A-2
in the manner described in "Risk Factors in Options, Futures and Currency Instruments" below. A call option will be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities that substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument that is immediately exercisable for, or convertible into, such security.

     Types of Options. Each Fund may engage in transactions in options on securities or securities indices, on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments" below.

FUTURES

     Each Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value with the Futures Commission Merchants (the "FCM") effecting the Fund's exchanges or in a third-party account with that Fund's Custodian. Each day thereafter until the futures position is closed, a Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Whether the margin is deposited with the FCM or with the Custodian, the margin may be deemed to be in the FCM's custody, and, consequently, in the event of default due to the FCM's bankruptcy, the margin may be subject to pro rata treatment as the FCM's assets, which could result in potential losses to a Fund and its shareholders. Even if a transaction is profitable, a Fund may not get back the same assets which were deposited as margin or may receive payment in cash.

     The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the future's contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

     The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when that Fund was attempting to identify specific securities in which to invest in a market that Fund believes to be attractive. In the event that such securities decline in value or that Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, that Fund may realize a loss relating to the futures position.

     Each Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each Fund will further limit transactions in futures and options on futures to the extent necessary to prevent that Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

SWAPS

     Each Fund is authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index.
                                    Annex A-3

Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities.

     Each Fund will enter into a swap transaction only if, immediately following the time that Fund enters into the transaction, the aggregate notional principal amount of swap transactions to which that Fund is a party would not exceed 5% of the Fund's net assets.

FOREIGN EXCHANGE TRANSACTIONS

     Each Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

     Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. Each Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction at a future date or selling a currency in which that Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of that Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

     Each Fund may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above.

     Each Fund may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). A Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrably high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

     A Fund will not speculate in Currency Instruments. Accordingly, no Fund will hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency.

     Risk Factors in Hedging Foreign Currency Risks. While each Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of a Fund's shares, the net asset value of each Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements may not be accurately predicted and a Fund's hedging strategies may be ineffective. To the extent that a Fund hedges against anticipated currency movements that do not occur, that Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Fund to

                                    Annex A-4
hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that a Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available or in which their availability is limited (such as certain emerging markets) and it is not possible to engage in effective foreign currency hedging.

RISK FACTORS IN OPTIONS, FUTURES, AND CURRENCY INSTRUMENTS

     Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments, a Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.

     Each Fund intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or a Fund will otherwise be able to sell such instrument at an acceptable price. Therefore, it may not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

     Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses that exceed the amount originally invested by that Fund in such instruments. When a Fund engages in such a transaction, that Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transactions, but will not limit the Fund's exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

     Certain Strategic Instruments traded in OTC markets, including indexed securities, swaps and OTC options, may be substantially less liquid than other instruments in which the Fund may invest. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. Each Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates a Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     The staff of the Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which no Fund will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding that are held by a Fund, the market value of the securities underlying OTC call options currently outstanding that have been sold by that Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund that are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by a Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then that Fund will treat as illiquid such amount of the underlying securities as equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

                                    Annex A-5

     Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, that Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. Each Fund will attempt to minimize the risk that a counterparty will default by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions that have a credit rating of AA- or better from Standard & Poor's, Aa3 or better from Moody's, or AA or better from Fitch.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

     No Fund may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

                                    Annex A-6

                                    ANNEX B

                       RATINGS OF FIXED INCOME SECURITIES

DESCRIPTION OF MOODY'S INVESTORS SERVICES, INC.'S CORPORATE DEBT RATINGS

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
Baa Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.
     Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds that are rated C are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act, as amended.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific

                                    Annex B-1

note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           - Leading market positions in well-established industries

           - High rates of return on funds employed

           - Conservative capitalization structures with moderate reliance on debt and ample asset protection

           - Broad margins in earnings coverage of fixed financial charges and higher internal cash generation

           - Well established access to a range of financial markets and assured sources of alternate liquidity

          Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternative liquidity is maintained.

          Issuers rated Not Prime do not fall within any of the Prime rating categories.

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS

     Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

                                    Annex B-2

     Preferred stock rating symbols and their definitions are as follows:

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
baa An issue that is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.
     Uncertainty of position characterizes preferred stocks in this class.
b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
c This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S CORPORATE DEBT RATINGS

     A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection

                                    Annex B-3
afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA  Debt rated AAA has the highest rating assigned by Standard &
     Poor's. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     Debt rated BB, B, CCC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
     The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.
CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI The rating CI is reserved for income bonds on which no interest is being paid.
D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no

                                    Annex B-4
comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal
     Savings & Loan Insurance Corp. or the Federal Deposit
     Insurance Corp. and interest is adequately collateralized.
*    Continuance of the rating is contingent upon Standard &
     Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.
NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.
A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."
A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.
C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

DESCRIPTION OF STANDARD & POOR'S PREFERRED STOCK RATINGS

     A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will

                                    Annex B-5
normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

     The preferred stock ratings are based on the following considerations:

I.   Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.
II.  Nature of, and provisions of, the issue.
III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors'
     rights.
AAA  This is the highest rating that may be assigned by Standard
     & Poor's to a preferred stock issue and indicates an
     extremely strong capacity to pay the preferred stock
     obligations.
AA   A preferred stock issue rated "AA" also qualifies as a
     high-quality fixed income security. The capacity to pay
     preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."
A    An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more
     susceptible to the adverse effects of changes in
     circumstances and economic conditions.
BBB  An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse
     economic conditions or changing circumstances are more
     likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A"
     category.
BB,  Preferred stock rated "BB," "B," and "CCC" are regarded, on
B,   balance, as predominantly speculative with respect to the
CCC  issuer's capacity to pay preferred stock obligations. "BB"
     indicates the lowest degree of speculation and "CCC" the
     highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC   The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is
     currently paying.
C    A preferred stock rated "C" is a non-paying issue.
D    A preferred stock rated "D" is a non-paying issue in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     PLUS (+) or MINUS (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard & Poor's earnings and dividend rankings for common stocks.

     The ratings are based on current information furnished to Standard & Poor's by the issuer, and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

DESCRIPTION OF FITCH INVESTORS SERVICE, INC.'S ("FITCH") INVESTMENT GRADE BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

                                    Annex B-6

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."
A Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR           Indicates that Fitch does not rate the specific issue.
CONDITIONAL  A conditional rating is premised on the successful completion of a project or the occurrence of a specific
             event.
SUSPENDED    A rating is suspended when Fitch deems the amount of
             information available from the issuer to be inadequate for rating purposes.
WITHDRAWN    A rating will be withdrawn when an issue matures or is
             called or refinanced and, at Fitch's discretion, when an
             issuer fails to furnish proper and timely information.
FITCHALERT   Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as
             "Positive" indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be
             raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                    Annex B-7

     Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB   Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the
     obligor in satisfying its debt service requirements.
B    Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and
     interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity
     throughout the life of the issue.
CCC  Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet
     obligations requires an advantageous business and economic environment.
CC   Bonds are minimally protected. Default in payment of
     interest and/or principal seems probable over time.
C    Bonds are in imminent default in payment of interest or
     principal.
DDD  Bonds are in default on interest and/or principal payments.
DD   Such bonds are extremely speculative and should be valued on
D    the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents
     the lowest potential for recovery.

     PLUS (+) or MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

DESCRIPTION OF FITCH INVESTMENT GRADE SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                                    Annex B-8

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
      "F-1+" and "F-1" ratings.
F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D Default. Issues assigned this rating are in actual or imminent payment default.
LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                                    Annex B-9

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:

EXHIBIT
NUMBER
-------
 1      --   Articles of Incorporation of Registrant.
 2      --   By-Laws of Registrant.
 3      --   Instrument Defining Rights of Shareholders. Incorporated by
             reference to Exhibits 1 and 2 above.
 4      --   Investment Advisory Agreement between Registrant and Mercury
             Asset Management International Ltd.(1)
 5(a)   --   Class A Distribution Agreement between Registrant and
             Mercury Funds Distributor, a division of Princeton Funds
             Distributor, Inc.(1)
 5(b)   --   Class B Distribution Agreement between Registrant and
             Mercury Funds Distributor, a division of Princeton Funds
             Distributor, Inc.(1)
 6      --   None.
 7      --   Custody Agreement between Registrant and           .(1)
 8(a)   --   Administration Agreement between Registrant and Mercury
             Asset Management International Ltd.(1)
 8(b)   --   Transfer Agency, Dividend Disbursing Agency and Shareholder
             Servicing Agency Agreement between Registrant and Financial
             Data Services, Inc.(1)
 8(c)   --   License Agreement relating to Use of Name among Mercury
             Asset Management International Ltd., Mercury Asset
             Management Group Ltd. and Mercury Funds Distributor, a
             division of Princeton Funds Distributor, Inc.(1)
 8(d)   --   License Agreement relating to Use of Name among Mercury
             Asset Management International Ltd., Mercury Asset
             Management Group Ltd. and Registrant.(1)
 8(e)   --   Participation Agreement between Registrant and various
             participating insurance companies.(1)
 9      --   Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel for Registrant.(1)
10      --   Consent of Deloitte & Touche, LLP, independent auditors for the Registrant.(1)
11      --   None.
12      --   Certificate of Mercury Asset Management International
             Ltd.(1)
13      --   Class B Distribution Plan and Class B Plan Sub-Agreement.(1)
14      --   Not Applicable.
15(a)   --   Rule 18f-3 Plan.(1)
15(b)   --   Powers of Attorney for Officers and Directors.(1)

---------------
(1) To be filed by amendment.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     [Prior to the effective date of this Registration Statement, the Registrant will sell shares of each Series of Registrant to Mercury Asset Management International Ltd. ("Mercury International").]

ITEM 25.  INDEMNIFICATION.

     Reference is made to Article V of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

     Article VI of the By-Laws provides that each officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination by special legal counsel in a written opinion or the vote of a quorum of the Directors who are neither "interested persons," as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("non-party independent Directors"), after review of the facts, that such officer or Director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and Director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the Maryland General Corporation Law without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent Directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or Director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or Director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.

     In Section [9] of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Set forth below is a list of each executive officer and partner of the adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since September, 1996 for his own account or in the capacity of director, officer, partner or trustee.

                                                                        OTHER SUBSTANTIAL BUSINESS,
                   NAME                     POSITIONS WITH ADVISER   PROFESSION, VOCATION OR EMPLOYMENT
                   ----                     ----------------------   ----------------------------------
Peter John Gibbs..........................  Chairman                 Director of Mercury Asset
                                                                     Management Ltd.; and Director of
                                                                     Mercury Asset Management [TO BE
                                                                     UPDATED]
                                                                     International Channel Islands Ltd.
Carol Consuelo Brooke.....................  Deputy Chairman          Director of Mercury Asset
                                                                     Management Ltd.
David Morris Fitzgerald Scott.............  Director                 Director of Corporation of St.
                                                                     Lawrence College
Helen Margaret Perkins....................  Secretary                None
John Eric Nelson..........................  Director                 None
Steve Warner Golann.......................  Director                 None

     Set forth below is a list of the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee. The address of each, unless otherwise stated is 33 King William Street, London, England EC4R 9AS.

     Mrs. Brooke also serves as director of the following companies:

     Munich London Investment Management Ltd.; Benenden School (Kent) Ltd., Cranbrook Kent, TN17 4AA; and Mercury Asset Management Pension Trustee Co. Ltd.

     Mr. Gibbs also serves as director of Mercury Asset Management Limited (Australia).

     Mrs. Perkins also serves as officer of the following companies:

     Grosvenor Alternate Partner Limited; Grosvenor General Partner Limited; Grosvenor Ventures Limited; Grosvenor Venture Investment Advisers Limited; Mercury Asset Management Finance Ltd.; Mercury Asset Management Group Ltd; Mercury Asset Management Group Services Ltd; Mercury Asset Management No. 1 Limited; Mercury Asset Management Pension Trustee Co. Ltd.; Mercury Executor & Trustee Co. Ltd.; Mercury (Finance) Ltd; Mercury Fund Investment Advisers Limited; Mercury Financial Services Ltd.; Mercury Investment Management Limited; Mercury Investment Services Ltd.; Mercury Investment Trust Investment Advisers Ltd.; Mercury Life Assurance Company Ltd; Mercury Life Limited; Mercury Life Nominees Ltd.; Mercury Private Equity Holdings Ltd; Mercury Rowan Mullens Ltd.; Munich London Investment Management Ltd.; Mercury Private Equity MUST 3 Limited; Seligman Trust Limited; Third Grosvenor Limited; and Wimco Nominees Ltd.

     Set forth below is a list of each executive officer and director of Fund Asset Management, L.P. ("FAM") indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since September, 1996 for his own account or in the capacity of director, officer, partner or trustee.

                                                                    OTHER SUBSTANTIAL BUSINESS,
                NAME                   POSITIONS WITH FAM       PROFESSION, VOCATION OR EMPLOYMENT
                ----                  ---------------------   ---------------------------------------
ML & Co.............................  Limited Partner         Financial Services Holding Company;
                                                              Limited Partner of Merrill Lynch Asset
                                                              Management, L.P. ("MLAM")
Fund Asset Management, Inc..........  Limited Partner         Investment Advisory Service
Princeton Services..................  General Partner         General Partner of MLAM
Arthur Zeikel.......................  Chairman                Chairman of MLAM; President of MLAM and
                                                              FAM from 1977 to 1997; Chairman and
                                                              Director of Princeton Services;
                                                              President of Princeton Services from
                                                              1993 to 1997; Executive Vice President
                                                              of Merrill Lynch & Co., Inc. ("ML &
                                                              Co.")
Jeffrey M. Peek.....................  President               President of MLAM; President and
                                                              Director of Princeton Services;
                                                              Executive Vice President of ML & Co.
Terry K. Glenn......................  Executive Vice          Executive Vice President of MLAM;
                                      President               Executive Vice President and Director
                                                              of Princeton Services; President and
                                                              Director of Princeton Funds
                                                              Distributor, Inc.; Director of FDS;
                                                              President of Princeton Administrators,
                                                              L.P.
Linda L. Federici...................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Vincent R. Giordano.................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Elizabeth A. Griffin................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Norman R. Harvey....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Michael J. Hennewinkel..............  Senior Vice             Senior Vice President, Secretary and
                                      President, Secretary    General Counsel of MLAM; Senior Vice
                                      and General Counsel     President of Princeton Services
Philip L. Kirstein..................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President, General Counsel,
                                                              Director and Secretary of Princeton
                                                              Services [TO BE UPDATED]

                                                                    OTHER SUBSTANTIAL BUSINESS,
                NAME                   POSITIONS WITH FAM       PROFESSION, VOCATION OR EMPLOYMENT
                ----                  ---------------------   ---------------------------------------
Ronald M. Kloss.....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Debra W. Landsman-Yaros.............  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services;
                                                              Vice President of Princeton Funds
                                                              Distributor, Inc.
Stephen M.M. Miller.................  Senior Vice President   Executive Vice President of Princeton
                                                              Administrators; Senior Vice President
                                                              of Princeton Services
Joseph T. Monagle, Jr. .............  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Michael L. Quinn....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services;
                                                              Managing Director and First Vice
                                                              President of Merrill Lynch, Pierce,
                                                              Fenner & Smith Incorporated from 1989
                                                              to 1995
Brian A. Murdock....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services;
                                                              Director of Princeton Funds
                                                              Distributor, Inc.
Gerald M. Richard...................  Senior Vice President   Senior Vice President and Treasurer of
                                      and Treasurer           MLAM; Senior Vice President and
                                                              Treasurer of Princeton Services; Vice
                                                              President and Treasurer of Princeton
                                                              Funds Distributor, Inc.
Gregory D. Upah.....................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services
Ronald L. Welburn...................  Senior Vice President   Senior Vice President of MLAM; Senior
                                                              Vice President of Princeton Services

     Mr. Zeikel is President, Mr. Glenn is Executive Vice President and Mr. Richard is Treasurer of all or substantially all of the investment companies described in the following two paragraphs. Mr. Zeikel is a director of substantially all such companies, and Mr. Glenn is an officer of such companies. Messrs. Giordano, Harvey, Kirstein, and Monagle are officers of one or more of such companies.

     FAM, located at P.O. Box 9011, Princeton, New Jersey 08543-9011, an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund,

Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Fund, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

     MLAM, located at P.O. Box 9011, Princeton, New Jersey 08543-9011, acts as investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD") acts as the principal underwriter for the Registrant and for each of the following open-end investment companies:

          Mercury Gold and Mining Fund of Mercury Asset Management Funds, Inc.; Mercury International Fund of Mercury Asset Management Funds, Inc.; Mercury Japan Capital Fund of Mercury Asset Management Funds, Inc.; Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Large Cap Fund of Mercury Asset Management Funds, Inc.; Summit Cash Reserves

     Fund of Financial Institutions Series Trust; and Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc.

     A separate division of Princeton Funds Distributor, Inc. acts as the principal underwriter of other investment companies.

     (b) Set forth below is information concerning each director and officer of MFD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Aldrich, Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                                                       (2)                         (3)
                   (1)                        POSITIONS AND OFFICES       POSITIONS AND OFFICES
                  NAME                         WITH THE DISTRIBUTOR          WITH REGISTRANT
                  ----                        ---------------------      ------------------------
Terry K. Glenn...........................  President and Director        Executive Vice President
Brian A. Murdock.........................  Director                      None
Thomas J. Verage.........................  Director                      None
Robert W. Crook..........................  Senior Vice President         None
Michael J. Brady.........................  Vice President                None
William M. Breen.........................  Vice President                None
Michael G. Clark.........................  Vice President                None
James T. Fatseas.........................  Vice President                None
Debra W. Landsman-Yaros..................  Vice President                None
Michelle T. Lau..........................  Vice President                None
Gerald M. Richard........................  Vice President and Treasurer  Treasurer
Salvatore Venezia........................  Vice President                None
William Wasel............................  Vice President                None
Robert Harris............................  Secretary                     None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of:

     (1) the registrant, Mercury Asset Management V.I. Funds, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536;

     (2) the transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484;

     (3) the custodian,        ;

     (4) the investment adviser, Mercury Asset Management International Ltd., 33 King William Street, London EC4R 9AS, England; and

     (5) the sub-adviser and administrator, Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

ITEM 29.  MANAGEMENT SERVICES.

     Other than as set forth under the caption "Management of the Pan-European Growth Fund" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Funds -- Management and Advisory Arrangements" in the Appendix to the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any management related service contract.

ITEM 30.  UNDERTAKINGS.

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 14th day of December, 1998.

                                   MERCURY V.I. PAN-EUROPEAN GROWTH FUND OF
                                   MERCURY ASSET MANAGEMENT V.I.
                                   FUNDS, INC.

                                   Registrant

                                   By:      /s/ MICHAEL J. HENNEWINKEL

                                     -------------------------------------------
                                          Michael J. Hennewinkel, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               SIGNATURES                                  TITLE                          DATE
               ----------                                  -----                          ----

       /s/ MICHAEL J. HENNEWINKEL              President and Director               December 14, 1998
----------------------------------------       (Principal Executive Officer)
         Michael J. Hennewinkel

          /s/ LORRAINE MANDEL                  Treasurer (Principal Financial       December 14, 1998
----------------------------------------       Accounting Officer)
            Lorraine Mandel

       /s/ ROBERT E. PUTNEY, III               Director                             December 14, 1998
----------------------------------------
         Robert E. Putney, III

                               INDEX TO EXHIBITS

EXHIBIT
NUMBER                           DESCRIPTION
-------                          -----------
   1     Articles of Incorporation of Registrant
   2     By-Laws of Registrant